              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 28            [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 29                   [x]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

      This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

      It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on December 31, 1996 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.

================================================================================


                                    1 of 110

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4



N-4 ITEM                                                                              PAGE
Part A   INFORMATION REQUIRED IN A PROSPECTUS
    Item  1.   Cover page...........................................................     8
    Item  2.   Definitions..........................................................    10
    Item  3.   Synopsis or Highlights...............................................    19
    Item  4.   Condensed Financial Information......................................    20
    Item  5.   General Description of Registrant, Depositor, and Portfolio Companies    26
    Item  6.   Deductions and Expenses..............................................    27
    Item  7.   General Description of Variable Annuity Contracts....................    29
    Item  8.   Annuity Period.......................................................    32
    Item  9.   Death Benefit and Distributions......................................    34
    Item 10.   Purchases and Contract Value.........................................    37
    Item 11.   Redemptions..........................................................    38
    Item 12.   Taxes................................................................    38
    Item 13.   Legal Proceedings....................................................    41
    Item 14.   Table of Contents of the Statement of Additional Information.........    41

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item 15.   Cover Page...........................................................    50
    Item 16.   Table of Contents....................................................    50
    Item 17.   General Information and History......................................    50
    Item 18.   Services.............................................................    50
    Item 19.   Purchase of Securities Being Offered.................................    50
    Item 20.   Underwriters.........................................................    51
    Item 21.   Calculation of Yield Quotations of Money Market Sub-Accounts.........    51
    Item 22.   Annuity Payments.....................................................    51
    Item 23.   Financial Statements.................................................    52

Part C   OTHER INFORMATION
    Item 24.   Financial Statements and Exhibits....................................    94
    Item 25.   Directors and Officers of the Depositor..............................    96
    Item 26.   Persons Controlled by or Under Common Control with the
               Depositor or Registrant..............................................    98
    Item 27.   Number of Contract Owners............................................   107
    Item 28.   Indemnification......................................................   107
    Item 29.   Principal Underwriter................................................   107
    Item 30.   Location of Accounts and Records.....................................   108
    Item 31.   Management Services..................................................   108
    Item 32.   Undertakings.........................................................   108



                                    2 of 110

                    SUPPLEMENT DATED DECEMBER 31, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996


                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective January 1, 1997, the underlying Mutual Fund options TWENTIETH CENTURY GROWTH INVESTORS, TWENTIETH CENTURY INTERNATIONAL EQUITY FUND, TWENTIETH CENTURY ULTRA INVESTORS AND TWENTIETH CENTURY U.S. GOVERNMENTS SHORT-TERM will change their names to AMERICAN CENTURY: TWENTIETH CENTURY GROWTH, AMERICAN CENTURY: TWENTIETH CENTURY INTERNATIONAL GROWTH, AMERICAN CENTURY: TWENTIETH CENTURY ULTRA AND AMERICAN CENTURY:
        BENHAM SHORT-TERM GOVERNMENT, respectively. Accordingly, any and all references to Twentieth Century Growth Investors, Twentieth Century International Equity Fund, Twentieth Century Ultra Investors and Twentieth Century U.S. Governments Short-Term located in the Prospectus are hereby amended to reflect this name change.

2. Additionally, effective January 1, 1997, the underlying Mutual Fund option BENHAM INCOME & GROWTH FUND will change its name to AMERICAN
        CENTURY: INCOME & GROWTH. Accordingly, any and all references to the Benham Income & Growth Fund contained in the previous Supplement dated November 1, 1996 are hereby amended to reflect this name change.

3. Effective January 1, 1997, the section entitled "Transfers" located on page 23 of the Prospectus is Effective January 1, 1997, hereby amended by adding the following information as the fourth and fifth paragraphs:

        Contracts described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.


                                    3 of 110

        Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.


                                    4 of 110

                      SUPPLEMENT DATED NOVEMBER 1, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective October 17, 1996, Nationwide Financial Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Financial Services, Inc. in this Prospectus are hereby amended to reflect this name change.

2. On page 1 of the Prospectus, the list of underlying Mutual Fund options under the section entitled "FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993", is hereby amended to include the following underlying Mutual Fund options:

                      Benham Income & Growth Fund
                      Dreyfus Third Century Fund, Inc.
                      Federated Bond Fund
                      Janus Worldwide Fund


3. The UNDERLYING MUTUAL FUND ANNUAL EXPENSES table located on page 7 of the Prospectus is hereby amended to reflect the addition of the above-mentioned underlying Mutual Fund options:


--------------------------------------------------------------------
                                                             Total
                                Management      Other      Portfolio
                                   Fees        Expenses     Company
                                                           Expenses
--------------------------------------------------------------------
Benham Income & Growth Fund        0.31%         0.36%       0.67%
--------------------------------------------------------------------
Federated Bond Fund                0.50%         0.59%       1.09%
--------------------------------------------------------------------
Janus Worldwide Fund               0.68%         0.56%       1.24%
--------------------------------------------------------------------


        Additionally, the UNDERLYING MUTUAL FUND ANNUAL EXPENSES table is further amended to reflect the following updates:


-------------------------------------------------------------------
Fidelity Puritan Fund               0.52%         0.25%       0.77%
-------------------------------------------------------------------
MFS(R) World Governments Fund(4)    0.90%         0.71%       1.61%
-------------------------------------------------------------------
Templeton Foreign Fund - Class I    0.63%         0.52%       1.15%
-------------------------------------------------------------------

(4) A 12b-1 fee is included in the calculation of "Other Expenses".


                                    5 of 110

4. The Example table located on pages 8 and 9 of the Prospectus is hereby amended to reflect example information for the addition of the above-mentioned underlying Mutual Fund options:

               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
                                     EXAMPLE

------------------------------------------------------------------------------------------------------------------------------------
                              IF YOU SURRENDER YOUR             IF YOU DO NOT SURRENDER YOUR            IF YOU ANNUITIZE YOUR
                            CONTRACT AT THE END OF THE           CONTRACT AT THE END OF THE          CONTRACT AT THE END OF THE
                              APPLICABLE TIME PERIOD               APPLICABLE TIME PERIOD              APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                        1 YR.    3 YRS.    5 YRS.    10 YRS.   1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.   3 YRS.   5 YRS.   10 YRS.
------------------------------------------------------------------------------------------------------------------------------------
Benham Income &          92       112       142        247      22       67       115      247       *       67      115       247
Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund      96       125       164        291      26       80       137      291       *       80      137       291
------------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund     98       130       172        307      28       85       145      307       *       85      145       307
------------------------------------------------------------------------------------------------------------------------------------


        Additionally, the Example table is further amended to reflect the following updates:


---------------------------------------------------------------------------------------------------------------
                            IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER         IF YOU ANNUITIZE YOUR
                       CONTRACT AT THE END OF THE     YOUR CONTRACT AT THE END OF    CONTRACT AT THE END OF THE
                           APPLICABLE TIME PERIOD     THE APPLICABLE TIME PERIOD       APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund    93     115     147     258     23     70     120     258     *     70     120     258
---------------------------------------------------------------------------------------------------------------
Templeton Foreign
Fund - Class I           97     127     167     298     27     82     140     298     *     82     140     298
---------------------------------------------------------------------------------------------------------------

5. The Condensed Financial Information table located on pages 13-18 of the Prospectus is amended to reflect the following updates:


                            ACCUMULATION    ACCUMULATION      PERCENT         NUMBER OF
                             UNIT VALUE      UNIT VALUE      CHANGE IN      ACCUMULATION
                            AT BEGINNING       AT END       ACCUMULATION    UNITS AT END
        FUND                 OF PERIOD       OF PERIOD       UNIT VALUE     OF THE PERIOD    YEAR
-------------------------------------------------------------------------------------------------
Fidelity Puritan Fund-Q      12.020413       14.410892         19.89%          301,466       1995
                            ---------------------------------------------------------------------
                             11.972512       12.020413          0.40%          161,179       1994
                            ---------------------------------------------------------------------
                             10.000000       11.972512         19.73%           44,320       1993
-------------------------------------------------------------------------------------------------
Templeton Foreign Fund -     10.000000       11.097523         10.98%           69,083       1995
Class I - Q
-------------------------------------------------------------------------------------------------


        Additionally, footnote number 1 to the Condensed Financial Information table is hereby deleted in its entirety and replaced with the following footnote:


(1) Unit value information is not provided for the Benham Income & Growth Fund, the Federated Bond Fund and the Janus Worldwide Fund, as said underlying Mutual Funds were added to the Variable Account effective October 31, 1996, and therefore have no unit value histories prior to that time.


                                    6 of 110

6. APPENDIX B located on pages 37-42 of the Prospectus is hereby amended to include the following investment objectives:


BENHAM INCOME & GROWTH FUND:

        Investment Objective - Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk.

FEDERATED BOND FUND:

        Investment Objective - To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective.


JANUS WORLDWIDE FUND:

        Investment Objective - To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries.


                                    7 of 110

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
          Columbus, Ohio 43216-6609, 1-800-848-6331, TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

      The Individual Deferred Variable Annuity Contracts described in this prospectus are Flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). Contracts issued on or after December 25, 1982 and before January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Contracts issued prior to December 25, 1982 were issued to individuals on Non-Qualified Contracts. Contracts issued after January 1, 1993 may only be issued to custodians of Individual Retirement Accounts ("IRAs"). These Contracts (issued after January 1, 1993) do not qualify for tax-deferral under federal tax rules governing Non-Qualified Annuities or Individual Retirement Annuities. Such Contracts are, however, issued to custodians of Individual Retirement Accounts ("IRAs") for the benefit of individual IRA account holders. Such account holders shall be the Annuitant under these Contracts. Annuity payments under the Contracts are deferred until a selected later date.

      Purchase Payments are allocated to the Nationwide Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of the following underlying Mutual Fund options:

                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993

-Delchester Fund-Institutional Class                         -Nationwide(R) Fund
-Dreyfus A Bonds Plus, Inc.                                  -Nationwide(R) Growth Fund
-Dreyfus S & P 500 Index Fund (Formerly Peoples Index        -Nationwide(R) Money Market Fund
   Fund, Inc.)
-The Evergreen Total Return Fund                             -Nationwide(R) U.S. Government Income Fund
-Fidelity Advisor Equity Income Fund                         -Neuberger & Berman Guardian Fund, Inc.
-Fidelity Advisor Growth Opportunities Fund                  -Neuberger & Berman Limited Maturity Bond Fund
-Fidelity Advisor High Yield Fund                            -Neuberger & Berman Partners Fund, Inc.
-Fidelity Advisor Income & Growth Fund                       -Oppenheimer Global Fund
-Fidelity Asset Manager(TM)
-Fidelity Equity-Income Fund                                 -Phoenix Balanced Fund Series
-Fidelity Magellan(R) Fund                                   -Strong Total Return Fund, Inc.
-Fidelity Puritan Fund                                       -Templeton Foreign Fund
-Fidelity VIP High Income Portfolio* (additional Purchase    -Twentieth Century Growth Investors
    Payments or exchanges may not be made to this
    Fund on or after December 1, 1993).
-Janus Fund                                                  -Twentieth Century International Equity Fund
-Janus Twenty Fund                                           -Twentieth Century Ultra Investors
-MFS(R) World Governments Fund                               -Twentieth Century U.S. Governments Short-Term
-Nationwide(R) Bond Fund                                     -Warburg Pincus Emerging Growth Fund

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

 FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 25, 1982 AND BEFORE JANUARY 1, 1993

-Fidelity Capital & Income Fund                              -MFS(R) World Governments Fund
    (additional Purchase Payments or                         -Nationwide(R) Money Market Fund
    exchanges may not be made to this Fund on                -Twentieth Century Growth Investors
    or after May 1, 1991.  Not available for                 -Twentieth Century U.S. Governments Short-
    Contracts issued on or after May 1, 1987).                Term
-Fidelity VIP High Income Portfolio
   (additional Purchase Payments or exchanges may not
   be made to this Fund on or after December 1, 1993).


                                    8 of 110

                  FOR CONTRACTS ISSUED BEFORE DECEMBER 25, 1982

-Nationwide(R) Bond Fund                        -Nationwide(R) Growth Fund
-Nationwide(R) Fund                             -Nationwide(R) Money Market Fund

      This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1996, containing further information about the Contracts and the Nationwide Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1996, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 34 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.


                                    9 of 110

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance. Although not the Owner of the Contract, the Annuitant may exercise rights of ownership in the Contract if so authorized by the holder of the Contract (an IRA custodian or Qualified Plan trustee(s)).

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of making annuity payments. Several options are available under this Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named on the application, all provisions of the Contract which are based on the death of the Annuitant will be based on the death of the last survivor of the Annuitant and the Contingent Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person (an individual, a Qualified Plan trustee(s), or an IRA custodian) who possesses all rights under the Contract. In most cases, IRA custodians and Qualified Plan trustees will authorize the exercise of ownership rights in the Contract by the Annuitant, including the right to designate and change any designations of the Beneficiary, Contingent Beneficiary, Annuity Payment Option, the Annuity Commencement Date and the right to make exchanges and reallocations among the investment options available under the Contract. The Contract Owner is the person named on the application, unless changed.

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Contract Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant prior to the Annuitization Date. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DISTRIBUTION- Any payment of part or all of the Contract Value.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.


                                   10 of 110

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ACCOUNT/IRA- A custodial account which qualifies for favorable tax treatment under Section 408 of the Code, and may hold this Contract as an investment asset. Other than Contracts sold prior to December 25, 1982, no Contracts described in this prospectus were or shall be sold as Individual Retirement Annuities.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND (FUND)- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 (Qualified Plans), 408 (IRAs), or 403(b) (Tax Sheltered Annuities) of the Code. Only Contracts described in this prospectus that were issued prior to December 25, 1982 were issued as Non-Qualified Annuities.

PLAN PARTICIPANT- A Plan Participant is a person for whom contributions are being made to a Qualified Plan either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.

QUALIFIED CONTRACT- A Contract which receives favorable tax treatment under the provisions of the Code, including those described in Section 401 and 403(a).

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Separate Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.


                                   11 of 110

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..................................................................     3
SUMMARY OF CONTRACT EXPENSES...............................................................     6
SYNOPSIS...................................................................................    12
CONDENSED FINANCIAL INFORMATION............................................................    13
NATIONWIDE LIFE INSURANCE COMPANY..........................................................    19
THE VARIABLE ACCOUNT.......................................................................    19
        Underlying Mutual Fund Options.....................................................    19
        Voting Rights......................................................................    20
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS..........................    20
        Mortality Risk Charge..............................................................    20
        Expense Risk Charge................................................................    20
        Contingent Deferred Sales Charge...................................................    20
        Elimination of Contingent Deferred Sales Charge....................................    21
        Contract Maintenance and Administration Charge.....................................    22
        Premium Taxes......................................................................    22
        Expenses of Variable Account.......................................................    22
        Investments of the Variable Account................................................    22
        Right to Revoke....................................................................    22
        Transfers..........................................................................    23
        Assignment.........................................................................    23
        Loan Privilege.....................................................................    23
        Beneficiary Provisions.............................................................    24
        Ownership Provisions...............................................................    25
        Substitution of Securities.........................................................    25
        Inquiries..........................................................................    25
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT....................................................    25
        Value of an Annuity Unit...........................................................    25
        Assumed Investment Rate............................................................    26
        Frequency and Amount of Annuity Payments...........................................    26
        Annuity Commencement Date..........................................................    26
        Change in Annuity Commencement Date................................................    26
        Change in Form of Annuity..........................................................    26
        Annuity Payment Option.............................................................    26
        Death of Annuitant Prior to the Annuitization Date (For Contracts Issued Prior
           to December 25, 1982)...........................................................    27
        Death Benefit After the Annuitization Date.........................................    27
        Required Distributions for Qualified Plans.........................................    27
        Required Distributions for Individual Retirement Annuities and
           Individual Retirement Accounts..................................................    28
        Generation-Skipping Transfers......................................................    28
GENERAL INFORMATION........................................................................    29
        Contract Owner Services............................................................    29
        Statements and Reports.............................................................    29
        Allocation of Purchase Payments and Contract Value.................................    30
        Value of a Variable Account Accumulation Unit......................................    30
        Net Investment Factor..............................................................    30
        Valuation of Assets................................................................    31
        Determining the Contract Value.....................................................    31
        Surrender (Redemption).............................................................    31
        Surrenders Under a Qualified Plan..................................................    31
        Taxes..............................................................................    31
        Non-Qualified Contracts............................................................    32
        Charge for Tax Provisions..........................................................    33
        Qualified Plans, Individual Retirement Annuities and
           Individual Retirement Accounts..................................................    33
        Individual Retirement Accounts.....................................................    34
LEGAL PROCEEDINGS..........................................................................    34
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................................    34
APPENDIX A.................................................................................    35


                                   12 of 110

                          SUMMARY OF CONTRACT EXPENSES
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

CONTRACT TRANSACTION EXPENSES

      Maximum Contingent Deferred Sales Charge(1)        7%
                                                     -----
MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2)...    $30
                                                     -----
VARIABLE ACCOUNT ANNUAL EXPENSES

      Mortality and Expense Risk Charge..........     1.25%
                                                     -----
      Administration Charge......................     0.05%
                                                     -----
         Total Variable Account Annual Expenses..     1.30%
                                                     -----

(1) For Contracts issued on or after January 1, 1993 the maximum Contingent Deferred Sales Charge is 7%. Starting with the second year after a Purchase Payment has been made, 10% of that Purchase Payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge is waived for first-year withdrawals of up to 10% of premium or for Distributions required for the Contract to meet minimum Distribution requirements under the Code. This free withdrawal privilege is non-cumulative and must be used in the year available. The Contingent Deferred Sales Charge is imposed only against Purchase Payments.

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance and Administration Charges").


                                   13 of 110

               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

-------------------------------------------------------------------------------------------------
                                                                                  Total Portfolio
                                                      Management       Other          Company
                                                         Fees        Expenses         Expenses
-------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                      0.58%         0.25%            0.83%
-------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                               0.65%         0.34%            0.99%
-------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund (Formerly Peoples           0.10%         0.45%            0.55%
    Index Fund(R), Inc.)
-------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                     0.75%         0.37%            1.12%
-------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                          0.98%         0.21%            1.19%
-------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund                      0.50%         0.97%            1.47%
-------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund               0.69%         0.90%            1.59%
-------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund                         0.60%         0.55%            1.15%
-------------------------------------------------------------------------------------------------
Fidelity Advisor Income & Growth Fund                    0.52%         0.95%            1.47%
-------------------------------------------------------------------------------------------------
Fidelity Asset Manager                                   0.72%         0.25%            0.97%
-------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                              0.44%         0.24%            0.68%
-------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                0.75%         0.22%            0.97%
-------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                    0.52%         0.77%            1.29%
-------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                       0.60%         0.11%            0.71%
-------------------------------------------------------------------------------------------------
Janus Fund                                               0.66%         0.25%            0.91%
-------------------------------------------------------------------------------------------------
Janus Twenty Fund                                        0.67%         0.35%            1.02%
-------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund                            0.90%         0.71%            1.61%
-------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                                  0.50%         0.21%            0.71%
-------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                       0.50%         0.13%            0.63%
-------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                0.50%         0.16%            0.66%
-------------------------------------------------------------------------------------------------
Nationwide(R) Money Market                               0.45%         0.17%            0.62%
-------------------------------------------------------------------------------------------------
Nationwide(R) U.S. Government Income Fund                0.65%         0.43%            1.08%
-------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                   0.72%         0.13%            0.85%
-------------------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity Bond Fund            0.51%         0.19%            0.70%
-------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                   0.76%         0.11%            0.87%
-------------------------------------------------------------------------------------------------
Oppenheimer Global Fund                                  0.72%         0.48%            1.20%
-------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                             0.50%         0.52%            1.02%
-------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                           0.80%         0.34%            1.14%
-------------------------------------------------------------------------------------------------
Templeton Foreign Fund                                   0.63%         0.52%            1.15%
-------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                       1.00%         0.00%            1.00%
-------------------------------------------------------------------------------------------------
Twentieth Century International Equity Fund              1.77%         0.00%            1.77&
-------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                        1.00%         0.00%            1.00%
-------------------------------------------------------------------------------------------------
Twentieth Century U.S. Governments Short Term            0.70%         0.00%            0.70%
-------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                      0.90%         0.36%            1.26%
-------------------------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses, some of which are subject to fee waivers or expense reimbursements, are more fully described in prospectuses for each underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.


                                   14 of 110

               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

------------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU SURRENDER YOUR           IF YOU DO NOT SURRENDER YOUR            IF YOU ANNUITIZE YOUR
                              CONTRACT AT THE END OF THE          CONTRACT AT THE END OF THE          CONTRACT AT THE END OF THE
                                APPLICABLE TIME PERIOD              APPLICABLE TIME PERIOD              APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                            1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.   3 YRS.   5 YRS.  10 YRS.
------------------------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l        96     117      150       264      23       72      123       264       *       72      123      264
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus          95     122      153       281      25       77      132       281       *       77      132      281
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500
Index Fund (Formerly          90     108      136       234      20       63      109       234       *       63      109      234
Peoples Index Fund, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third
Century Fund, Inc.            96     126      166       294      26       81      139       294       *       81      139      294
------------------------------------------------------------------------------------------------------------------------------------
The Evergreen Total
Return Fund                   97     128      169       302      27       83      142       302       *       83      142      302
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund        100     137      184       330      30       92      157       330       *       92      157      330
Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund        101     141      190       342      31       96      163       342       *       96      163      342
Growth Opportunities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High         97     127      167       298      27       82      140       298       *       82      140      298
Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Income      100     137      184       330      30       92      157       330       *       92      157      330
& Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Asset
Manager(TM)                   95     122      158       279      25       77      131       279       *       77      131      279
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income
Fund                          92     112      143       248      22       67      116       248       *       67      116      248
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund        95     122      158       279      25       77      131       279       *       77      131      279
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund         98     132      175       312      28       87      148       312       *       87      142      312
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High
Income Portfolio              92     113      144       251      22       68      117       251       *       68      117      251
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund                    94     120      155       273      24       75      128       273       *       75      128      273
------------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund             95     123      160       284      25       78      133       284       *       78      133      284
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) World
Governments Fund             102     142      191       344      32       97      164       344       *       97      164      344
------------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond
Fund                          92     113      144       251      22       68      117       251       *       68      117      251
------------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund            91     111      140       243      21       66      113       243       *       66      113      243
------------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth
Fund                          92     112      141       246      22       67      114       246       *       67      114      246
------------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money
Market Fund                   91     110      139       242      21       65      112       242       *       65      112      242
------------------------------------------------------------------------------------------------------------------------------------


                                   15 of 110

--------------------------------------------------------------------------------------------------------------------------
                          IF YOU SURRENDER YOUR                    IF YOU DO NOT               IF YOU ANNUITIZE YOUR
                          CONTRACT AT THE END OF                  SURRENDER YOUR               CONTRACT AT THE END OF
                            THE APPLICABLE TIME               CONTRACT AT THE END OF            THE APPLICABLE TIME
                                   PERIOD                   THE APPLICABLE TIME PERIOD                  PERIOD
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)           96      125      164      290      26       80      137      290      *       80      137      290
U.S. Government
Income Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger &
Berman Guardian         94      118      152      266      24       73      125      266      *       73      125      266
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger &
Berman Limited          92      113      144      250      22       68      117      250      *       68      117      250
Maturity Bond
Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger &
Berman Partners         94      118      153      268      24       73      126      268      *       73      126      268
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer
Global Fund             97      129      170      303      27       84      143      323      *       84      143      303
--------------------------------------------------------------------------------------------------------------------------
Phoenix Balanced
Fund Series             95      123      160      284      25       78      133      284      *       78      133      284
--------------------------------------------------------------------------------------------------------------------------
Strong Total
Return Fund, Inc.       97      127      167      297      27       82      140      297      *       82      140      297
--------------------------------------------------------------------------------------------------------------------------
Templeton
Foreign Fund            97      127      167      298      27       82      140      298      *       82      140      298
--------------------------------------------------------------------------------------------------------------------------
Twentieth
Century Growth          95      122      159      282      25       77      132      282      *       77      132      282
Investors
--------------------------------------------------------------------------------------------------------------------------
Twentieth
Century                103      147      199      359      33      102      172      359      *      102      172      359
International
Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Twentieth
Century U.S.            92      113      144      250      22       68      117      250      *       68      117      250
Governments
Short-Term
--------------------------------------------------------------------------------------------------------------------------
Twentieth
Century Ultra           95      122      159      282      25       77      132      282      *       77      132      282
Investors
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus
Emerging Growth         98      131      173      309      28       86      146      309      *       86      146      309
Fund
--------------------------------------------------------------------------------------------------------------------------

* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the Nationwide Variable Account as well as those of the underlying Mutual Funds are reflected in the table. For more complete descriptions of the expenses of the Nationwide Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").


                                   16 of 110

                          SUMMARY OF CONTRACT EXPENSES
                 (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

CONTRACT TRANSACTION EXPENSES

      Maximum Contingent Deferred Sales Charge(1) ...........                 5%
                                                                         ------
MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2) ..............            $   30
                                                                         ------
VARIABLE ACCOUNT ANNUAL EXPENSES

      Mortality and Expense Risk Charge .....................              1.30%
                                                                         ------
         Total Variable Account Annual Expenses .............              1.30%
                                                                         ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

---------------------------------------------------------------------------------------
                                                                                TOTAL
                                                    MANAGEMENT     OTHER      PORTFOLIO
                                                       FEES       EXPENSES     COMPANY
                                                                               EXPENSES
---------------------------------------------------------------------------------------
FIDELITY CAPITAL & INCOME FUND                         0.70%        0.30%        1.00%
---------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO                     0.60%        0.11%        0.71%
---------------------------------------------------------------------------------------
MFS WORLD GOVERNMENTS FUND                             0.90%        0.71%        1.61%
---------------------------------------------------------------------------------------
NATIONWIDE(R) MONEY MARKET FUND                        0.45%        0.17%        0.62%
---------------------------------------------------------------------------------------
TWENTIETH CENTURY GROWTH INVESTORS                     1.00%        0.00%        1.00%
---------------------------------------------------------------------------------------
TWENTIETH CENTURY U.S. GOVERNMENTS SHORT-TERM          0.70%        0.00%        0.70%
---------------------------------------------------------------------------------------
NATIONWIDE(R) BOND FUND*                               0.50%        0.21%        0.71%
---------------------------------------------------------------------------------------
NATIONWIDE(R) FUND*                                    0.50%        0.13%        0.63%
---------------------------------------------------------------------------------------
NATIONWIDE(R) GROWTH FUND*                             0.50%        0.16%        0.66%
---------------------------------------------------------------------------------------

*  Available only for Contracts issued Prior to December 25, 1982.

(1) For Purchase Payments made after January 30, 1981 the Contract Owner may, after the first year from the date of such Purchase Payment, withdraw 5% of that Purchase Payment without imposition of a Contingent Deferred Sales Charge. For Contracts issued prior to August 4, 1981 starting with the third Contract Year, the Company will waive Contingent Deferred Sales Charge on surrendered amounts equal on a cumulative basis to 10% of Purchase Payments (see "Contingent Deferred Sales Charge").

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance and Administration Charges").

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses, some of which are subject to fee waivers or expense reimbursements, are more fully described in prospectuses for each underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.


                                   17 of 110

                 (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)
                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing Contracts. Since the average contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

--------------------------------------------------------------------------------------------------------------------------
                          IF YOU SURRENDER YOUR                   IF YOU DO NOT              IF YOU ANNUITIZE YOUR
                          CONTRACT AT THE END OF                  SURRENDER YOUR            CONTRACT AT THE END OF
                           THE APPLICABLE TIME                CONTRACT AT THE END OF          THE APPLICABLE TIME
                                  PERIOD                   THE APPLICABLE TIME PERIOD                PERIOD
--------------------------------------------------------------------------------------------------------------------------
                      1 YR.   3 YRS.   5 YRS.  10 YRS.   1 YR.  3 YRS.   5 YRS.  10 YRS.  1 YR.   3 YRS.  5 YRS.   10 YRS.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital       75      122      172      282      25      77      132      282      **      77      132      282
& Income Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP           72      113      157      251      22      68      117      251      **      68      117      251
High Income
Portfolio
--------------------------------------------------------------------------------------------------------------------------
MFS(R) World           82      142      204      344      32      97      164      344      **      97      164      344
Governments Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)          71      110      152      242      21      65      112      242      **      65      112      242
Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Twentieth              75      122      172      282      25      77      132      282      **      77      132      282
Century Growth
Investors
--------------------------------------------------------------------------------------------------------------------------
Twentieth              72      113      157      250      22      68      117      250      **      68      117      250
Century U.S.
Governments
Short-Term
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)          72      113      157      251      22      68      117      251      **      68      117      251
Bond Fund*
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)          71      111      153      243      21      66      113      243      **      66      113      243
Fund*
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)          72      112      154      246      22      67      114      246      **      67      114      246
Growth Fund*
--------------------------------------------------------------------------------------------------------------------------

*  Available only for Contracts issued Prior to December 25, 1982.

** The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.

The purpose of the Summary of Contract Expenses and Example are to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the Nationwide Variable Account as well as those of the underlying Mutual Fund Company are reflected in the table. For more complete descriptions of the expenses of the Nationwide Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").


                                   18 of 110

                                    SYNOPSIS

      The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. For Contracts issued before January 1, 1993 the Company will deduct a Contingent Deferred Sales Charge not to exceed 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

      In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of such Contracts. The Company will also assess for Contracts issued on or after January 1, 1993 an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance and Administration Charges").

      The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

      The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% (0.50% for Contracts issued prior to January 1, 1993) of the daily net asset value of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

      The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocations of Purchase Payments and Contract Value").

      If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

      Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").

      To be sure that the Contract Owner (or Annuitant if the Annuitant has been authorized to exercise ownership rights under the Contract) is satisfied with the Contract, the Contract Owner (or Annuitant, if so authorized) has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right To Revoke").


                                   19 of 110

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period(1).

                     ACCUMULATION   ACCUMULATION    PERCENT       NUMBER OF
                      UNIT VALUE     UNIT VALUE    CHANGE IN    ACCUMULATION
                     AT BEGINNING      AT END     ACCUMULATION  UNITS AT END
        FUND           OF PERIOD      OF PERIOD    UNIT VALUE   OF THE PERIOD    YEAR
-------------------------------------------------------------------------------------
                        10.867271     12.257125      12.79%         65,214       1995
Delchester Fund      ----------------------------------------------------------------
Inst'l-Q                11.511092     10.867271      -5.59%         43,997       1994
                     ----------------------------------------------------------------
                        10.000000     11.511092      15.11%         15,953       1993
-------------------------------------------------------------------------------------
Dreyfus A Bonds          9.110600     10.819193      18.75%         53,005       1995
Plus, Inc.-Q         ----------------------------------------------------------------
                        10.000000      9.110600      -8.89%         15,283       1994
-------------------------------------------------------------------------------------
Dreyfus S & P 500       10.749166     14.505515      34.95%         33,323       1995
Index                ----------------------------------------------------------------
Fund (Formerly          10.819026     10.749166      -0.65%         12,668       1994
Peoples              ----------------------------------------------------------------
Index Fund-Q)           10.000000     10.819026       8.19%            585       1993
-------------------------------------------------------------------------------------
                         9.570659     12.829548      34.05%         12,292       1995
The Dreyfus Third    ----------------------------------------------------------------
Century                 10.477293      9.570659      -8.65%          7,325       1994
Fund, Inc.-Q         ----------------------------------------------------------------
                        10.000000     10.477293       4.77%          2,583       1993
-------------------------------------------------------------------------------------
                        10.301799     12.594984      22.26%         60,789       1995
The Evergreen Total  ----------------------------------------------------------------
Return Fund-Q           11.153183     10.301799      -7.63%         51,305       1994
                     ----------------------------------------------------------------
                        10.000000     11.153183      11.53%         32,321       1993
-------------------------------------------------------------------------------------
Fidelity Advisor        10.000000     10.213719       2.14%           0          1995
Equity               ----------------------------------------------------------------
Income Fund-Q
-------------------------------------------------------------------------------------
Fidelity Advisor        10.000000     10.325686       3.26%           0          1995
Growth
Opportunities Fund-Q
-------------------------------------------------------------------------------------
Fidelity Advisor        10.000000     10.057673       0.58%           0          1995
High Yield
Fund-Q
-------------------------------------------------------------------------------------
Fidelity Advisor        10.000000     10.177458       1.77%           0          1995
Income &
Growth Fund-Q
-------------------------------------------------------------------------------------
                         9.589367     11.183603      16.63%        198,546       1995
Fidelity Asset       ----------------------------------------------------------------
Manager-Q               10.415849      9.589367      -7.93%        150,536       1994
                     ----------------------------------------------------------------
                        10.000000     10.415849       4.16%          3,292       1993
-------------------------------------------------------------------------------------
                        11.964387     16.158074      35.05%        563,859       1995
Fidelity             ----------------------------------------------------------------
Magellan(R) Fund-Q      12.346838     11.964387      -3.10%        307,064       1994
                     ----------------------------------------------------------------
                        10.000000     12.346838      23.47%         59,100       1993
-------------------------------------------------------------------------------------
                        12.020413     14.410892      19.89%        301,466       1995
Fidelity Puritan     ----------------------------------------------------------------
Fund-Q                  11.972512     12.020413       0.40%        161,179       1994
                     ----------------------------------------------------------------
                        10.000000     11.972512      19.73%         44,320       1993
-------------------------------------------------------------------------------------
                        10.000000     10.239338       2.39%           0          1995
Janus Fund-Q         ----------------------------------------------------------------

-------------------------------------------------------------------------------------
                         8.701036     11.699046      34.46%         96,594       1995
                     ----------------------------------------------------------------
Janus Twenty Fund-Q      9.451097      8.701036      -7.94%         56,135       1994
                     ----------------------------------------------------------------
                        10.000000      9.451097      -5.49%          1,020       1993
-------------------------------------------------------------------------------------
Neuberger & Berman       9.640402     12.571028      30.40%        139,046       1995
Guardian Fund-Q      ----------------------------------------------------------------
                        10.000000      9.640402      -3.60%         25,549       1994
-------------------------------------------------------------------------------------
Neuberger & Berman       9.833352     10.73507        9.17%         91,976       1995
Limited Maturity     ----------------------------------------------------------------
Bond                     9.995028      9.833352      -1.62%         89,231       1994
Fund-Q               ----------------------------------------------------------------
                        10.000000      9.995028      -0.05%            423       1993
-------------------------------------------------------------------------------------
                        11.183371     14.924653      33.45%         73,504       1995
Neuberger & Berman   ----------------------------------------------------------------
Partners Fund-Q         11.548721     11.183371      -3.16%         38,329       1994
                     ----------------------------------------------------------------
                        10.000000     11.548721      15.49%          9,926       1993
-------------------------------------------------------------------------------------
                        13.503390     15.53885       15.07%        160,871       1995
Oppenheimer Global   ----------------------------------------------------------------
Fund-Q                  14.119303     13.503390      -4.36%         87,590       1994
                     ----------------------------------------------------------------
                        10.000000     14.119303      41.19%          5,128       1993
-------------------------------------------------------------------------------------
Phoenix Balanced         9.338434     11.373217      21.79%         23,786       1995
Fund                 ----------------------------------------------------------------
Series-Q                10.000000      9.338434      -6.62%          9,028       1994
-------------------------------------------------------------------------------------
                        11.881033     14.893186      25.35%         41,291       1995
Strong Total Return  ----------------------------------------------------------------
Fund,                   12.205201     11.881033      -2.66%         19,727       1994
Inc.-Q               ----------------------------------------------------------------
                        10.000000     12.205201      22.05%          3,939       1993
-------------------------------------------------------------------------------------
                         9.043121     12.289075      35.89%        266,570       1995
Twentieth Century    ----------------------------------------------------------------
Ultra                    9.505758      9.043121      -4.87%        116,020       1994
Investors-Q          ----------------------------------------------------------------
                        10.000000      9.505758      -4.94%          2,713       1993
-------------------------------------------------------------------------------------

(1) The unit value information is not provided for the Templeton Foreign Fund and the TCI International Equity Fund because those underlying Mutual Funds were only added to the Variable Account on February 1, 1995 and therefore have no unit value histories prior to that time.


                                   20 of 110

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                     ACCUMULATION    ACCUMULATION    PERCENT      NUMBER OF
                      UNIT VALUE      UNIT VALUE    CHANGE IN    ACCUMULATION
                     AT BEGINNING       AT END     ACCUMULATION  UNITS AT END
        FUND           OF PERIOD      OF PERIOD     UNIT VALUE  OF THE PERIOD     YEAR
--------------------------------------------------------------------------------------
TCI-International       10.000000     11.748911       17.49%       25,477         1995
Equity               -----------------------------------------------------------------
Fund-Q
--------------------------------------------------------------------------------------
Templeton Foreign       10.000000     11.097523       10.98%        69,083        1995
Fund-Q
--------------------------------------------------------------------------------------
Nationwide(R) Fund-Q    45.095466     57.857937       28.30%        30,473        1995
                     -----------------------------------------------------------------
                        45.422888     45.095466       -0.72%        32,311        1994
                     -----------------------------------------------------------------
                        43.104048     45.422888        5.38%        32,770        1993
                     -----------------------------------------------------------------
                        42.418147     43.104048        1.62%        30,648        1992
                     -----------------------------------------------------------------
                        33.001868     42.418147       28.53%        28,864        1991
                     -----------------------------------------------------------------
                        33.337339     33.001868       -1.01%        27,869        1990
                     -----------------------------------------------------------------
                        25.242361     33.337339       32.07%        26,210        1989
                     -----------------------------------------------------------------
                        21.904484     25.242361       15.24%        34,078        1988
                     -----------------------------------------------------------------
                        21.753896     21.904484        0.69%        29,853        1987
                     -----------------------------------------------------------------
                        18.738993     21.753896       16.09%        30,428        1986
                     -----------------------------------------------------------------
                        13.914957     18.738993       34.67%        23,160        1985
                     -----------------------------------------------------------------
                        13.283383     13.914957        4.75%        26,218        1984
--------------------------------------------------------------------------------------
Nationwide(R)           46.971513     60.264917       28.30%           258        1995
Fund-NQ              -----------------------------------------------------------------
                        47.312558     46.971513       -0.72%           259        1994
                     -----------------------------------------------------------------
                        44.897247     47.312558        5.38%           260        1993
                     -----------------------------------------------------------------
                        44.182806     44.897247        1.62%           261        1992
                     -----------------------------------------------------------------
                        34.374796     44.182806       28.53%           753        1991
                     -----------------------------------------------------------------
                        34.724214     34.374796       -1.01%         1,169        1990
                     -----------------------------------------------------------------
                        26.292480     34.724214       32.07%         3,791        1989
                     -----------------------------------------------------------------
                        22.815734     26.292480       15.24%         4,689        1988
                     -----------------------------------------------------------------
                        22.658886     22.815734        0.69%         4,939        1987
                     -----------------------------------------------------------------
                        19.518552     22.658886       16.09%         5,238        1986
                     -----------------------------------------------------------------
                        14.493830     19.518552       34.67%         5,139        1985
                     -----------------------------------------------------------------
                        13.835981     14.493830        4.75%         5,141        1984
--------------------------------------------------------------------------------------
Nationwide(R)           51.535806     65.471148       27.04%        48,841        1995
Growth Fund-Q        -----------------------------------------------------------------
                        51.458079     51.535806        0.15%        48,009        1994
                     -----------------------------------------------------------------
                        46.832151     51.458079        9.88%        48,190        1993
                     -----------------------------------------------------------------
                        44.639577     46.832151        4.91%        48,853        1992
                     -----------------------------------------------------------------
                        33.241418     44.639577       34.29%        42,168        1991
                     -----------------------------------------------------------------
                        36.439953     33.241418       -8.78%        43,789        1990
                     -----------------------------------------------------------------
                        32.118373     36.439953       13.46%        53,223        1989
                     -----------------------------------------------------------------
                        26.557068     32.118373       20.94%        58,604        1988
                     -----------------------------------------------------------------
                        26.282362     26.557068        1.05%        61,931        1987
                     -----------------------------------------------------------------
                        22.485465     26.282362       16.89%        61,795        1986
                     -----------------------------------------------------------------
                        17.090851     22.485465       31.56%        51,773        1985
                     -----------------------------------------------------------------
                        15.974526     17.090851        6.99%        33,021        1984
--------------------------------------------------------------------------------------


                                   21 of 110

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                         ACCUMULATION  ACCUMULATION    PERCENT       NUMBER OF
                          UNIT VALUE    UNIT VALUE    CHANGE IN    ACCUMULATION
                         AT BEGINNING    AT END     ACCUMULATION   UNITS AT END
         FUND              OF PERIOD    OF PERIOD    UNIT VALUE    OF THE PERIOD  YEAR
--------------------------------------------------------------------------------------
Nationwide(R)              54.415339    69.129314      27.04%           120       1995
Growth Fund-NQ          --------------------------------------------------------------
                           54.333269    54.415339       0.15%           121       1994
                        --------------------------------------------------------------
                           49.448867    54.333269       9.88%           126       1993
                        --------------------------------------------------------------
                           47.133788    49.448867       4.91%           397       1992
                        --------------------------------------------------------------
                           35.098768    47.133788      34.29%           568       1991
                        --------------------------------------------------------------
                           38.476025    35.098768      -8.78%           580       1990
                        --------------------------------------------------------------
                           33.912975    38.476025      13.46%         2,019       1989
                        --------------------------------------------------------------
                           28.040930    33.912975      20.94%         2,498       1988
                        --------------------------------------------------------------
                           27.750867    28.040930       1.05%         2,757       1987
                        --------------------------------------------------------------
                           23.741823    27.750867      16.89%         2,270       1986
                        --------------------------------------------------------------
                           18.045792    23.741823      31.56%         2,246       1985
                        --------------------------------------------------------------
                           16.867093    18.045792       6.99%         2,249       1984
--------------------------------------------------------------------------------------
Nationwide(R)              30.832258    37.782872      22.54%        38,843       1995
Bond Fund-Q             --------------------------------------------------------------
                           33.991130    30.832258      -9.29%        35,282       1994
                        --------------------------------------------------------------
                           31.104546    33.991130       9.28%        35,392       1993
                        --------------------------------------------------------------
                           29.186916    31.104546       6.57%        21,409       1992
                        --------------------------------------------------------------
                           25.300143    29.186916      15.36%        18,724       1991
                        --------------------------------------------------------------
                           23.686756    25.300143       6.81%        16,600       1990
                        --------------------------------------------------------------
                           21.674206    23.686756       9.29%        20,519       1989
                        --------------------------------------------------------------
                           20.301575    21.674206       6.76%        21,508       1988
                        --------------------------------------------------------------
                           20.512400    20.301575      -1.03%        21,175       1987
                        --------------------------------------------------------------
                           18.406923    20.512400      11.44%        19,962       1986
                        --------------------------------------------------------------
                           15.655621    18.406923      17.57%        10,849       1985
                        --------------------------------------------------------------
                           13.906483    15.655621      12.58%         7,239       1984
--------------------------------------------------------------------------------------
Nationwide(R)              30.700082    37.620900      22.54%           622       1995
Bond Fund-NQ            --------------------------------------------------------------
                           33.845410    30.700082      -9.29%           657       1994
                        --------------------------------------------------------------
                           30.971200    33.845410       9.28%           676       1993
                        --------------------------------------------------------------
                           29.061793    30.971200       6.57%           836       1992
                        --------------------------------------------------------------
                           25.191682    29.061793      15.36%         1,030       1991
                        --------------------------------------------------------------
                           23.585215    25.191682       6.81%         1,070       1990
                        --------------------------------------------------------------
                           21.581298    23.585215       9.29%         1,061       1989
                        --------------------------------------------------------------
                           20.214557    21.581298       6.76%         1,063       1988
                        --------------------------------------------------------------
                           20.424489    20.214557      -1.03%         1,340       1987
                        --------------------------------------------------------------
                           18.328041    20.424489      11.44%           717       1986
                        --------------------------------------------------------------
                           15.588540    18.328041      17.57%           304       1985
                        --------------------------------------------------------------
                           13.846897    15.588540      12.58%           304       1984
--------------------------------------------------------------------------------------
Nationwide(R) U.S.         10.000000    10.124709       1.25%          0          1995
Government Income       --------------------------------------------------------------
Fund-Q
--------------------------------------------------------------------------------------


                                   22 of 110

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                      ACCUMULATION   ACCUMULATION    PERCENT      NUMBER OF
                       UNIT VALUE     UNIT VALUE    CHANGE IN    ACCUMULATION
                      AT BEGINNING      AT END     ACCUMULATION  UNITS AT END
        FUND            OF PERIOD     OF PERIOD     UNIT VALUE  OF THE PERIOD     YEAR
--------------------------------------------------------------------------------------
Nationwide(R)           22.850271     23.797066        4.14%        49,996        1995
Money Market Fund-Q* -----------------------------------------------------------------
-Contracts issued       22.315407     22.850271        2.40%        56,127        1994
before               -----------------------------------------------------------------
December 25, 1982       22.042019     22.315407        1.24%        68,074        1993
                     -----------------------------------------------------------------
                        21.636991     22.042019        1.87%        92,318        1992
                     -----------------------------------------------------------------
                        20.752553     21.636991        4.26%       118,625        1991
                     -----------------------------------------------------------------
                        19.490217     20.752553        6.48%       139,482        1990
                     -----------------------------------------------------------------
                        18.134311     19.490217        7.48%       143,367        1989
                     -----------------------------------------------------------------
                        17.153896     18.134311        5.72%       141,139        1988
                     -----------------------------------------------------------------
                        16.365495     17.153896        4.82%       167,178        1987
                     -----------------------------------------------------------------
                        15.592616     16.365495        4.96%       170,053        1986
                     -----------------------------------------------------------------
                        14.634154     15.592616        6.55%       195,495        1985
                     -----------------------------------------------------------------
                        13.434102     14.634154        8.93%       213,440        1984
--------------------------------------------------------------------------------------
Nationwide(R)           22.994681     23.947460        4.14%         1,323        1995
Money Market         -----------------------------------------------------------------
Fund-NQ*                22.456439     22.994681        2.40%         1,329        1994
-Contracts issued    -----------------------------------------------------------------
before                  22.181323     22.456439        1.24%         1,335        1993
December 25, 1982    -----------------------------------------------------------------
                        21.773734     22.181323        1.87%         2,211        1992
                     -----------------------------------------------------------------
                        20.883706     21.773734        4.26%         3,526        1991
                     -----------------------------------------------------------------
                        19.613392     20.883706        6.48%         3,539        1990
                     -----------------------------------------------------------------
                        18.248916     19.613392        7.48%         4,681        1989
                     -----------------------------------------------------------------
                        17.262304     18.248916        5.72%         4,923        1988
                     -----------------------------------------------------------------
                        16.468923     17.262304        4.82%         5,697        1987
                     -----------------------------------------------------------------
                        15.691157     16.468923        4.96%         6,392        1986
                     -----------------------------------------------------------------
                        14.726641     15.691157        6.55%         9,046        1985
                     -----------------------------------------------------------------
                        13.519005     14.726641        8.93%        15,764        1984
--------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide Money Market Fund as of December 31, 1995, was 3.88%.


                                   23 of 110

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                      ACCUMULATION   ACCUMULATION    PERCENT      NUMBER OF
                       UNIT VALUE     UNIT VALUE    CHANGE IN    ACCUMULATION
                      AT BEGINNING      AT END     ACCUMULATION  UNITS AT END
        FUND            OF PERIOD     OF PERIOD     UNIT VALUE  OF THE PERIOD     YEAR
--------------------------------------------------------------------------------------
Fidelity                32.589111     37.550944       15.23%        37,608        1995
Capital & Income     -----------------------------------------------------------------
Fund-Q                  34.612981     32.589111       -5.85%        47,236        1994
                     -----------------------------------------------------------------
                        28.076548     34.612981       23.28%        59,521        1993
                     -----------------------------------------------------------------
                        22.214568     28.076548       26.39%        67,342        1992
                     -----------------------------------------------------------------
                        17.337275     22.214568       28.13%        73,366        1991
                     -----------------------------------------------------------------
                        18.269034     17.337275       -5.10%       100,081        1990
                     -----------------------------------------------------------------
                        19.118217     18.269034       -4.44%       181,935        1989
                     -----------------------------------------------------------------
                        17.209582     19.118217       11.09%       209,084        1988
                     -----------------------------------------------------------------
                        17.219486     17.209582       -0.06%       222,142        1987
                     -----------------------------------------------------------------
                        14.790934     17.219486       16.42%       245,592        1986
                     -----------------------------------------------------------------
                        11.937295     14.790934       23.91%       186,458        1985
                     -----------------------------------------------------------------
                        10.941999     11.937295        9.10%        85,802        1984
--------------------------------------------------------------------------------------
MFS(R) World            31.104159     35.454983       13.99%        34,015        1995
Governments          -----------------------------------------------------------------
Fund-Q                  33.728667     31.104159       -7.78%        39,642        1994
                     -----------------------------------------------------------------
                        28.864451     33.728667       16.85%        45,016        1993
                     -----------------------------------------------------------------
                        28.856612     28.864451        0.03%        48,580        1992
                     -----------------------------------------------------------------
                        25.777493     28.856612       11.94%        39,397        1991
                     -----------------------------------------------------------------
                        22.152081     25.777493       16.37%        44,525        1990
                     -----------------------------------------------------------------
                        20.902197     22.152081        5.98%        44,572        1989
                     -----------------------------------------------------------------
                        20.287562     20.902197        3.03%        54,351        1988
                     -----------------------------------------------------------------
                        16.504183     20.287562       22.92%        69,736        1987
                     -----------------------------------------------------------------
                        12.845363     16.504183       28.48%        53,614        1986
                     -----------------------------------------------------------------
                        10.026547     12.845363       28.11%        21,316        1985
                     -----------------------------------------------------------------
                         9.926953     10.026547        1.00%         8,044        1984
--------------------------------------------------------------------------------------
Fidelity Equity-        35.576037     46.285491       30.10%       263,736        1995
Income Fund-Q        -----------------------------------------------------------------
                        35.955883     35.576037       -1.06%       306,544        1994
                     -----------------------------------------------------------------
                        30.029661     35.955883       19.73%       305,774        1993
                     -----------------------------------------------------------------
                        26.531856     30.029661       13.18%       285,928        1992
                     -----------------------------------------------------------------
                        20.772673     26.531856       27.72%       294,858        1991
                     -----------------------------------------------------------------
                        24.479712     20.772673      -15.14%       330,860        1990
                     -----------------------------------------------------------------
                        20.898784     24.479712       17.13%       408,022        1989
                     -----------------------------------------------------------------
                        17.285651     20.898784       20.90%       399,082        1988
                     -----------------------------------------------------------------
                        17.804841     17.285651       -2.92%       434,996        1987
                     -----------------------------------------------------------------
                        15.408481     17.804841       15.55%       296,988        1986
                     -----------------------------------------------------------------
                        12.482893     15.408481       23.44%       167,305        1985
                     -----------------------------------------------------------------
                        11.442838     12.482893        9.09%        78,085        1984
--------------------------------------------------------------------------------------


                                   24 of 110

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                      ACCUMULATION   ACCUMULATION     PERCENT      NUMBER OF
                       UNIT VALUE     UNIT VALUE     CHANGE IN    ACCUMULATION
                      AT BEGINNING      AT END     ACCUMULATION   UNITS AT END
        FUND            OF PERIOD     OF PERIOD     UNIT VALUE   OF THE PERIOD    YEAR
--------------------------------------------------------------------------------------
Twentieth Century       38.113717     45.274141       18.79%       231,124        1995
Growth Investors-Q   -----------------------------------------------------------------
                        39.197771     38.113717       -2.77%       324,141        1994
                     -----------------------------------------------------------------
                        38.275689     39.197771        2.41%       335,369        1993
                     -----------------------------------------------------------------
                        40.518750     38.275689       -5.54%       404,811        1992
                     -----------------------------------------------------------------
                        24.287059     40.518750       66.83%       410,440        1991
                     -----------------------------------------------------------------
                        25.592676     24.287059       -5.10%       401,940        1990
                     -----------------------------------------------------------------
                        18.114515     25.592676       41.28%       428,017        1989
                     -----------------------------------------------------------------
                        17.866465     18.114515        1.39%       470,808        1988
                     -----------------------------------------------------------------
                        16.040713     17.866465       11.38%       564,503        1987
                     -----------------------------------------------------------------
                        13.641819     16.040713       17.58%       754,611        1986
                     -----------------------------------------------------------------
                        10.317997     13.641819       32.21%       880,137        1985
                     -----------------------------------------------------------------
                        11.776821     10.317997      -12.39%       938,102        1984
--------------------------------------------------------------------------------------
Nationwide(R)           18.146709     18.898613        4.14%       424,693        1995
Money Market Fund-Q* -----------------------------------------------------------------
For Contracts issued    17.721943     18.146709        2.40%       326,464        1994
on or after          -----------------------------------------------------------------
December 25, 1982       17.504831     17.721943        1.24%       294,859        1993
                     -----------------------------------------------------------------
                        17.183173     17.504831        1.87%       303,845        1992
                     -----------------------------------------------------------------
                        16.480790     17.183173        4.26%       450,748        1991
                     -----------------------------------------------------------------
                        15.478296     16.480790        6.48%       548,549        1990
                     -----------------------------------------------------------------
                        14.401492     15.478296        7.48%       568,349        1989
                     -----------------------------------------------------------------
                        13.622887     14.401492        5.72%       731,284        1988
                     -----------------------------------------------------------------
                        12.996777     13.622887        4.82%       798,771        1987
                     -----------------------------------------------------------------
                        12.382985     12.996777        4.96%       292,431        1986
                     -----------------------------------------------------------------
                        11.621822     12.382985        6.55%       188,214        1985
                     -----------------------------------------------------------------
                        10.668791     11.621822        8.93%       198,730        1984
--------------------------------------------------------------------------------------
Twentieth Century       18.748399     20.449954        9.08%       216,620        1995
U.S. Governments     -----------------------------------------------------------------
Short-Term-Q            19.087872     18.748399       -1.78%       183,649        1994
                     -----------------------------------------------------------------
                        18.563845     19.087872        2.82%       182,484        1993
                     -----------------------------------------------------------------
                        18.018283     18.563845        3.03%       177,970        1992
                     -----------------------------------------------------------------
                        16.352445     18.018283       10.19%       191,264        1991
                     -----------------------------------------------------------------
                        15.400806     16.352445        6.18%       188,328        1990
                     -----------------------------------------------------------------
                        14.188398     15.400806        8.55%       224,117        1989
                     -----------------------------------------------------------------
                        13.608723     14.188398        4.26%       252,401        1988
                     -----------------------------------------------------------------
                        13.278840     13.608723        2.48%       215,842        1987
                     -----------------------------------------------------------------
                        12.240182     13.278840        8.49%       100,711        1986
                     -----------------------------------------------------------------
                        10.975550     12.240182       11.52%        26,196        1985
                     -----------------------------------------------------------------
                        10.000000     10.975550        9.76%         6,244        1984
--------------------------------------------------------------------------------------
Fidelity VIP-           16.267014     19.364421       19.04%        22,970        1995
High Income          -----------------------------------------------------------------
Portfolio               16.739460     16.267014       -2.82%        34,151        1994
                     -----------------------------------------------------------------
                        14.073333     16.739460       18.94%        62,931        1993
                     -----------------------------------------------------------------
                        11.587552     14.073333       21.45%        42,842        1992
                     -----------------------------------------------------------------
                        10.000000     11.587552       15.88%        10,365        1991
--------------------------------------------------------------------------------------
Warburg Pincus          10.000000     10.895016        8.95%             0        1995
Emerging
Growth Fund-Q
--------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide Money Market Fund as of December 31, 1995 was 3.88%.


                                   25 of 110

                        NATIONWIDE LIFE INSURANCE COMPANY

      The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states.

      The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

      The Variable Account was established by the Company on March 3, 1976, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

      The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

      Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s). There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner under Contracts issued prior to December 25, 1982. One such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts. From December 25, 1982 until December 31, 1992, only Qualified Contracts were issued under the Variable Account. Currently (and at all times after January 1, 1993) the Contracts are issued to IRA custodians for the benefit of IRA account holders.


UNDERLYING MUTUAL FUND OPTIONS

      Contract Owners (or Annuitants, if Annuitants have been authorized to exercise ownership rights under the Contract) may choose from among a number of different underlying Mutual Fund options (see Appendix B which contains a summary of investment objectives for each underlying Mutual Fund option). More detailed information may be found in the current prospectus for each underlying Mutual Fund option offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. You can obtain a copy of each prospectus without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

      Some of the underlying Mutual Fund options may be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

      For Contracts issued after January 1, 1993, the underlying Mutual Fund options offered are also available to the general public. Based on the Company's marketing plan for the Contracts (the Contracts will be exclusively marketed through IRA custodial accounts), the Company does not anticipate any disadvantages to this. There is, however, a possibility that a material conflict may arise between those with interests in the Contracts, the Variable Account and the various individuals and entities holding shares of the Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the Owners and others maintaining a voting interest in the underlying Mutual Funds, or some other reason. In the event of conflict, the Company will take any steps necessary to protect those with interests in the Contracts.


                                   26 of 110

VOTING RIGHTS

      Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

      In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instruction received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

      The number of shares held in the Variable Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable shares of the underlying Mutual Funds. The number of shares which a Contract Owner has the right to vote will be determined as of a date chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

      Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

      Each person having a voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

      In those cases in which the Annuitant has been authorized to exercise ownership rights, the Company will accept voting instructions from the Annuitant and provide all necessary information to the Annuitant as if he or she were the Contract Owner.

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

      The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

      For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal on an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

      The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company assesses an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal on an annual rate of 0.45% (0.50% for Contracts issued prior to January 1, 1993) of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.


CONTINGENT DEFERRED SALES CHARGE

      No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Elimination of Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges since the Company expects to generate a profit through these charges. Gross Distribution Allowances which may be paid on the sale of these Contracts are not more than 5.25% of the Purchase Payments.

      If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge will be deducted by the Company. For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


                                   27 of 110

                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993

      For Contracts issued on or after January 1, 1993, the Contingent Deferred Sales Charge will apply in the amounts set forth below. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Annuitant.


  NUMBER OF COMPLETED    CONTINGENT DEFERRED    NUMBER OF COMPLETED    CONTINGENT DEFERRED
  YEARS FROM DATE OF         SALES CHARGE        YEARS FROM DATE OF        SALES CHARGE
   PURCHASE PAYMENT           PERCENTAGE          PURCHASE PAYMENT          PERCENTAGE
           0                      7%                     4                      3%
           1                      6%                     5                      2%
           2                      5%                     6                      1%
           3                      4%                     7                      0%

      Starting with the second year after a Purchase Payment has been made under the Contract, 10% of that Purchase Payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and will not exceed 10% of the Purchase Payment in any year. The Contingent Deferred Sales Charge is waived for the first-year for those Distributions required for the Contract to meet minimum distribution rules under the Code. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if the Contract Owner takes withdrawals prior to age 59-1/2.

                   FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1993

      For Contracts issued before January 1, 1993 a Contingent Deferred Sales Charge will be deducted by the Company equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 96 months. Certain partial surrenders of Contract Values may be requested for which no Contingent Deferred Sales Charge will be assessed, set forth as follows:

(a) For all Purchase Payments made after January 30, 1981, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each such Purchase Payment, withdraw without a Contingent Deferred Sales Charge, up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit (less the amount of such Purchase Payment previously surrendered free of charge).

(b) For Contracts issued prior to August 4, 1981, starting with the third Contract year, the Company will waive the Contingent Deferred Sales Charge on surrendered amounts equal on a cumulative basis to 10% of Purchase Payments made under the Contract within 96 months immediately prior to the Valuation Period during which the request for surrender is received by the Company. Once surrenders equal to 10% of cumulative Purchase Payments made within such 96-month period have been made, the Contingent Deferred Sales Charge will apply to all amounts surrendered in excess thereof.

      For Contracts issued prior to August 4, 1981, the amount which may be surrendered at any time without charge is the greater of the amounts determined under (a) and (b) above. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity.


ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

      The Company will waive the Contingent Deferred Sales Charge when:

      A.   the Annuitant dies; or

      B.   the Contract is annuitized after the second Contract Year.

      For Contracts issued prior to December 25, 1982, the Contingent Deferred Sales Charges will be eliminated on amounts derived from redemption of underlying Mutual Fund shares of Nationwide Investing Foundation's Nationwide Fund, Nationwide Growth Fund, Nationwide Bond Fund or Nationwide Money Market Fund, where such proceeds are applied to the purchase of Contracts described in this prospectus within 60 days after the issuance of such proceeds.

      When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliate insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.


                                   28 of 110

      In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by law.


CONTRACT MAINTENANCE AND ADMINISTRATION CHARGE

      Each year on the Contract Anniversary, the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment investment allocations are to the Fixed Account and Variable Account. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account, for Contracts issued on or after January 1, 1993. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses, the Company does not expect to recover from these charges any amount in excess of accumulated expenses. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.


PREMIUM TAXES

      The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.


EXPENSES OF VARIABLE ACCOUNT

      The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the Contract; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not be changed regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

      For 1995, the Variable Account incurred total expenses equal to 1.42% of its average net assets relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund's prospectus.


INVESTMENTS OF THE VARIABLE ACCOUNT

      At the time of purchase, Purchase Payments are allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Fund option(s) are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner (or Annuitant, if so authorized) designates the underlying Mutual Fund(s) to which he or she desires to have Purchase Payments allocated. The election as to allocation of Purchase Payments or as to transfers of the Contract Value from one Sub-Account to another may be changed pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.


RIGHT TO REVOKE

      The Contract Owner (or Annuitant, if so authorized) may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. In order to revoke the Contract it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.


                                   29 of 110

      The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.


TRANSFERS

      A transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account may be requested without penalty or adjustment. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. Transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period.

      At the maturity of an Interest Rate Guarantee Period, a portion of the value of the Fixed Account may be transferred to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. If a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") has been established, transfers from the Fixed Account to the Variable Account will be determined under the terms of that agreement.

      Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available automatically without the need of any affirmative election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to the person authorized to make exchanges and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall not be borne by the Company. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.


ASSIGNMENT

      Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Where necessary for proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Owner and assignee as to the proper allocation of contract rights under the assignment. Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

      If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which assigned or pledged. In addition, any Contract Value assigned would, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Individual Retirement Annuities and Individual Retirement Accounts are not eligible for assignment. Thus, any Contract described in this prospectus and issued after January 1, 1993 is non-assignable. Assignments of the entire Contract Value may cause amounts to be included in gross income each year that the assignment is in effect.


LOAN PRIVILEGE

      Loans are available only for Contracts issued on or after December 25, 1982 and before January 1, 1993.

      Prior to the Annuitization Date, the Owner of a Qualified Contract may receive a loan from their Contract Value, subject to the terms of the Contract, the Plan, and the Code, which imposes restrictions on loans. Individual Retirement


                                   30 of 110

Annuities, Individual Retirement Accounts and SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

      Loans from Qualified Contracts are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

      All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the Fixed Account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the Fixed Account.

      Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than (3.0%). Specific loan terms are disclosed at the time of loan application or loan issuance.

      Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

      If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in Section 1035 of the Code.

        If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then that payment, which may be a single periodic payment or payment of the entire loan, will be treated as a deemed Distribution, as permitted by law, may be taxable to the borrower, and may be subject to an early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

        Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum non-taxable loan based on the information provided by the Participant or the employer.

      Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee.


BENEFICIARY PROVISIONS

      Subject to the terms of any existing assignment, the Contract Owner (or Annuitant, if so authorized) may change the Beneficiary from time to time during the lifetime of the Annuitant, by written notice to the Company. The change will, upon receipt by the Company at its Home Office, take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.


                                   31 of 110

      Unless otherwise provided in the Contract or in an effective change of Beneficiary designation, all rights and interests of any Beneficiary predeceasing the Annuitant shall vest in the Contingent Beneficiary if designated. If a Contingent Beneficiary is not designated or predeceases the Beneficiary, all rights and interests of the Beneficiary will vest in the Contract Owner or the Contract Owner's estate.

      The Beneficiary will be the designated person or persons who survive the Annuitant, and if more than one survive, they will share equally unless otherwise specified in the Beneficiary designation. In the event that the Beneficiary dies before the Annuitant, the Contingent Beneficiary will become the Beneficiary.


OWNERSHIP PROVISIONS

      Unless otherwise provided, the Contract Owner has all rights under the Contract. Ownership rights may be exercised by the Annuitant if the Contract Owner has authorized the Annuitant to exercise such rights. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If the Annuitant does not survive the Contract Owner or if the Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Of Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date ownership will be determined based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

      For Contracts issued prior to December 25, 1982, the Contract Owner may name a new Contract Owner at any time, but such change may be subject to state and federal gift taxes and may be treated as an assignment for federal income tax purposes. Such an assignment would result in a deemed Distribution of the value of the Contract. Any new choice of Contract Owner will automatically revoke any prior choice of Contract Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its Home Office. A request for change of Contract Owner must be a "proper written application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

SUBSTITUTION OF SECURITIES

      If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate, the Company may substitute shares of another underlying Mutual Fund for shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.


INQUIRIES

      Inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD
1-800-238-3035.

                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

      At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

      Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.


VALUE OF AN ANNUITY UNIT

      The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to


                                   32 of 110
neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").


ASSUMED INVESTMENT RATE

      A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

      Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.


ANNUITY COMMENCEMENT DATE

      The Contract Owner (or Annuitant, if so authorized) selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.


CHANGE IN ANNUITY COMMENCEMENT DATE

      The Contract Owner (or Annuitant, if so authorized) may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

      If requested in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Annuitant's 75th birthday.


CHANGE IN FORM OF ANNUITY

      The Contract Owner (or Annuitant, if so authorized) may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.


ANNUITY PAYMENT OPTION

      Any of the following Annuity Payment Option may be elected:

      Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

      Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

      (1) If an Annuitant is payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section ( 2) below.

      (2) If a Beneficiary is payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died,


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
           computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

      Some of the stated Annuity Options may not be available in all states. The Owner (or Annuitant, if so authorized) may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

      If the Owner, (or Annuitant, if so authorized) of a Non-Qualified Contract fails to elect an Annuity Payment Option Form, the Contract Value will continue to accumulate. Qualified Plan Contracts or Individual Retirement Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or the Code.

DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITIZATION DATE (FOR CONTRACTS ISSUED PRIOR TO DECEMBER 25, 1982)

      The Death Benefit is payable to the Beneficiary unless, the Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives (1) due proof of death and (2) an election for either a single sum payment or an Annuity Payment Option.

      If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of (i) the sum of all Purchase Payments, less any amounts surrendered, or (ii) the Contract Value.

      If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Annuitant's 75th birthday;
(2) the Company has approved the request; and (3) the Annuitant dies after his or her 75th birthday; the dollar amount of the Death Benefit will be equal to the Contract Value.


DEATH BENEFIT AFTER THE ANNUITIZATION DATE

      If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS

      The entire interest of an Annuitant under a Qualified Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Options selected, over a period not exceeding:

      A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

      B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary.

      If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code Section 414(d)) or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

      If the Owner/Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract must be distributed by December 31 of the calendar year during which the fifth anniversary of his or her death occurs unless:

      In the case of a Qualified Contract, the Owner/Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner/Annuitant dies.

      If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.


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
      Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.


REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND INDIVIDUAL RETIREMENT ACCOUNTS

      Distributions from an Individual Retirement Annuity or Individual Retirement Account must begin not later than April 1 of the calendar year following the calendar year in which the Annuitant or Account Holder attains age 70-1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner/Annuitant's life or the lives of the Owner/Annuitant and his or her spouse or Designated Beneficiary, or (b) a period not extending beyond your life expectancy or the life expectancy of the Owner/Annuitant and his or her spouse or designated Beneficiary.

      If the Owner/Annuitant dies prior to the commencement of Distributions, the interest in the Qualified Contract must be distributed by December 31 of the calendar year during which the fifth anniversary of your death occurs unless:

(a) The Owner/Annuitant has named his or her surviving spouse as the Beneficiary and such spouse elects to:

      (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

      (ii)receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which you would have attained age 70-1/2; or

(b) The Owner/Annuitant has named a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner/Annuitant dies.

      If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to your death, except to the extent that a surviving spouse Beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) above.

      If the amounts Distributed to you do not satisfy the Distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

      A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner/Annuitant must annually report to the Internal Revenue Service the amount of non-deductible contributions, the amount of any Distribution, the amount by which non-deductible contributions for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities and Individual Retirement Accounts.

      Individual Retirement Annuity and Individual Retirement Account Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner/Annuitant dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

      The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

      A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.


                                   35 of 110

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

      ASSET REBALANCING-The Contract Owner (or Annuitant, if so authorized) may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of Purchase Payments. An Asset Rebalancing request must be in writing on a form provided by the Company.

      Contracts issued to a Qualified Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of Fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her contract.

      The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

      DOLLAR COST AVERAGING-The Contract Owner (or Annuitant, if so authorized) may direct the Company to automatically transfer from the Money Market Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner (or Annuitant) in order to begin transfers. Once elected, transfers from the Money Market Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

      The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice; such discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

      SYSTEMATIC WITHDRAWALS-A Contract Owner (or Annuitant, if so authorized) may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the recipient is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner (or Annuitant, if so authorized) may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

      The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

      The Company will mail to the Contract Owner (or Annuitant if so authorized to receive statements), at the last known address of record, any statements and reports required by applicable law or regulation. The Company should, therefore, be given prompt notice of any address change. The Company will send a confirmation statement each time a transaction is made affecting the Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner (or Annuitant) may receive confirmation of such transactions in their quarterly statements. The Contract Owner should


                                   36 of 110
review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Company is otherwise notified within 30 days after receipt of the statement. The Company will also send each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

      Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Fund options by the Contract Owner (or Annuitant, if so authorized), and converted into Accumulation Units.

      The cumulative total of all Purchase Payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

      THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

      The initial Purchase Payment allocated to designated Sub-Accounts of the variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

      Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

      The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

      The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)   is the net of:

      (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period,

(b)   is the net of:

      (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

      (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

      For underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month (such as money market funds and certain bond funds), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.


                                   37 of 110

      The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves.


VALUATION OF ASSETS

      Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.


DETERMINING THE CONTRACT VALUE

      The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's (or Annuitant's) interest in the Variable Account and the Fixed Account bears to the total Contract Value.


SURRENDER (REDEMPTION)

      While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, upon proper written application by the Contract Owner (or Annuitant, if so authorized) deemed by the Company to be in good order, allow the surrender of a portion or all of the Contract Value. "Proper written application" means that the surrender must be requested in writing by the Contract Owner (or Annuitant, if so authorized), satisfy all good order requirements, and the Company may require that signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent or fiduciary) the Company will require additional documentation of a customary nature.

      The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which an interest is maintained, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's (or Annuitant's) interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

      The Company will pay any Funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") or the Company's Home Office is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value upon surrender may be more or less than the total of Purchase Payments made, depending on the market value of the underlying Mutual Fund shares.

SURRENDERS UNDER A QUALIFIED PLAN

      The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.


TAXES

      INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

      The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

      Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) Individual Retirement Annuities and Individual Retirement Accounts; or (3) Non-Qualified Contracts. Each type of annuity is discussed below.


                                   38 of 110

      Distributions to Participants from Qualified Contracts are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

      Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts, at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.


NON-QUALIFIED CONTRACTS

      THIS SECTION PROVIDES A GENERAL DESCRIPTION OF THE TAX REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. MOST OF THESE REQUIREMENTS WILL ONLY APPLY TO CONTRACTS WHICH WERE ISSUED ON OR AFTER DECEMBER 31, 1983, AND WHICH HAVE INVESTED IN THE FIXED ACCOUNT.

      The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

      Distributions made from the Contract prior to Annuitization are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, or any portion of the Contract which is assigned or pledged; and for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity Contracts issued after October 21, 1988, by the same company to the same Contract Owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple Contracts may be imposed by Treasury regulations. Distributions prior to Annuitization with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

      The Tax Reform Act of 1986 changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities, immediate annuities, and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single Purchase Payment Contract on which payments begin within one year of purchase.

      Code Section 72 also provides for a penalty, equal to 10% of any Distribution which is includable in gross income, if such Distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Annuitant (and the Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Annuitant selects an annuity for life or life expectancy and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will


                                   39 of 110
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be equal to that which would have been imposed had no exception applied from the outset, and the Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

      In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for Distribution to be made upon the death of the Contract Owner. In such case the Annuitant, Beneficiary or other named recipient must receive the Distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year following the death of the Contract Owner. If the Contract Owner's Beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse subject to certain minimum distribution requirements for Individual Retirement Annuities and Individual Retirement Accounts. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Annuitant (or a change of the Annuitant) will result in a Distribution under their rules, regardless of whether a Contingent Designated Annuitant has been named (see "Required Distribution for Qualified Plans").

      The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

      Generally, the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

      Payment of a benefit or transfer of any property to an individual two or more generations younger than the contract owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et. seq. of the Code.


CHARGE FOR TAX PROVISIONS

      The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, AND INDIVIDUAL RETIREMENT ACCOUNTS

       The Contracts may be used with Qualified Plans (Contracts issued after December 25, 1982 and before January 1, 1993), Individual Retirement Annuities (Contracts issued before December 25, 1982), Individual Retirement Accounts (Contracts issued after January 1, 1993, and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and tax consequences on Distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

      1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee,
           b) the joint lives (or joint life expectancies) of the employee and the employee's designated Beneficiary, or c) for a specified period of ten years or more, and

      2.   a required minimum Distribution

      Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to an appropriate plan as described above.

      Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.


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
      The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.


INDIVIDUAL RETIREMENT ACCOUNTS

      The Internal Revenue Service determined that, effective September 25, 1981, Individual Retirement Annuities could not be established using variable annuity Contracts that allocated assets to separate accounts of life insurance companies, if the separate account purchased shares of publicly available Mutual Funds. The owner of such a contract is treated as the owner of the underlying Mutual Fund shares purchased and is taxed on any dividends accruing or recognized gains.

      It is possible to establish an Individual Retirement Account funded with such a variable annuity contract, by depositing the Funds in a trust or custodial account which qualifies under Section 408 of the Code, and having the trustee or custodian purchase the Contract. Such an Individual Retirement Account is subject to rules which are comparable to those which apply to Individual Retirement Annuities. The trustee or custodian is treated as the owner of the underlying Mutual Fund shares, and the individual establishing the account is taxed in the manner described in "Required Distributions For Individual Retirement Annuities And Individual Retirement Accounts."

                                LEGAL PROCEEDINGS

      There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

      The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                       PAGE
General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................1
Underwriters.............................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts.............2
Annuity Payments.........................................................2
Financial Statements.....................................................3


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
                                   APPENDIX A

      Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account II and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

      The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

      The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

      Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Account Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account after the expiration of an Interest Rate Guarantee Period.

      The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

      Contract Owners (or Annuitants, if so authorized) may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account from the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


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
                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

      A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

      The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

      The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.


                                   43 of 110

                                   APPENDIX B

                               PARTICIPATING FUNDS

             UNDERLYING MUTUAL FUND OPTIONS AVAILABLE FOR CONTRACTS

                       ISSUED ON OR AFTER JANUARY 1, 1993

      For new Contracts issued on or after January 1, 1993, Variable Account Purchase Payments may be allocated only to the Sub-Accounts which consist of shares of the underlying Mutual Fund options listed below:

      Delchester Fund-Institutional Class

      Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a Mutual Fund comprised primarily of investment grade bonds.

      Dreyfus A Bonds Plus, Inc.

      Investment Objective: The Fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved.

      Dreyfus S & P 500 Index Fund (Formerly Peoples Index Fund, Inc.)

      Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares.

      The Dreyfus Third Century Fund, Inc.

      Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

      The Evergreen Total Return Fund

      Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund may also write covered call options.

      Fidelity Advisor Equity Income Fund

      Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential.

      Fidelity Advisor Growth Opportunities Fund

      Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks.

      Fidelity Advisor High Yield Fund

      Investment Objective: A bond Fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities.

      Fidelity Advisor Income Growth Fund

      Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks.


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
      Fidelity Asset Manager(TM)

      Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

      Fidelity Equity-Income Fund

      Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation.

      Fidelity Magellan(R) Fund

      Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the Fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the Fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the Fund's management believes that this income will have a favorable influence on the market value of the security. Because the Fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default.

      Fidelity Puritan Fund

      Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities.

      Fidelity VIP High Income Portfolio (additional Purchase Payments or exchanges may not be made to this Fund on or after December 1, 1993)

      Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

      Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

      Janus Fund

      Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations.

      Janus Twenty Fund

      Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities.

      MFS(R) World Governments Fund

      Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments.


                                   45 of 110

      Nationwide(R) Bond Fund

      Investment Objective: Seeks to generate a high level of income consistent with capital preservation through investments in high quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the greater risk and higher volatility of a common stock portfolio.

      Nationwide(R) Fund

      Investment Objective: Seeks to obtain a reasonable current income on invested capital and possible growth of such income through timely investments in common stocks, convertible issues or bonds. Major emphasis in the selection of investments for this Fund is placed on securities which will provide a reasonable current return. Though growth of capital considerations is secondary, an effort is made to select those securities which, while paying a reasonable current return, also hold some promise of long-term growth as well as possibilities of growth of income.

      Nationwide(R) Growth Fund

      Investment Objective: Seeks to achieve reasonable growth of capital through selective participation in the long-term progress of business without emphasis on current return on invested capital. Major emphasis in the selection of securities for this Fund is placed on strong companies which have capable management, and are in fields where social and economic trends, technical developments and new processes or products indicate greater than average growth.

      Nationwide(R) Money Market Fund

      Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.

      Nationwide(R) U.S. Government Income Fund

      Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in securities of the U.S. Government, its agencies and instrumentalities. The average dollar-weighted maturity of the Fund will be maintained at between 3 and 10 years.

      Neuberger & Berman Guardian Fund, Inc.

      Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective.

      Neuberger & Berman Limited Maturity Bond Fund

      Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The Fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective.

      Neuberger & Berman Partners Fund, Inc.

      Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk.

      Oppenheimer Global Fund

      Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes.


                                   46 of 110

      Phoenix Balanced Fund Series

      Investment Objective: The Fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the Fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

      Strong Total Return Fund, Inc.

      Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

      Templeton Foreign Fund

      Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

      Twentieth Century Growth Investors

      Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times.

      Twentieth Century International Equity Fund

      Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies.

      Twentieth Century Ultra Investors

      Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

      Twentieth Century U.S. Governments Short-Term

      Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies.

      Warburg Pincus Emerging Growth Fund:

      Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential.

             UNDERLYING MUTUAL FUND OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 25, 1982 AND BEFORE JANUARY 1, 1993

      For new Contracts issued on or after December 25, 1982, and before January 1, 1993 Variable Account Purchase Payments may be allocated only to the Sub-Accounts which consist of shares of the underlying Mutual Fund options listed below:

      Fidelity Capital & Income Fund (additional Purchase Payments or exchanges may not be made to this Fund on or after May 1, 1991. Not available for Contracts issued on or after May 1, 1987)

      Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions.

      Fidelity Equity-Income Fund

      Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities


                                   47 of 110
      comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation.

      Fidelity VIP High Income Portfolio (additional Purchase Payments or exchanges may not be made to this Fund on or after December 1, 1993)

      Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

      Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

      MFS(R) World Governments Fund

      Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments.

      Nationwide(R) Money Market Fund

      Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.

      Twentieth Century Growth Investors

      Investment Objective: To seek capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of it strategy, the Fund remains essentially fully invested in stocks at all times.

      Twentieth Century U.S. Governments Short-Term

      Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies.

             UNDERLYING MUTUAL FUND OPTIONS AVAILABLE FOR CONTRACTS
                        ISSUED PRIOR TO DECEMBER 25, 1982

      For Contracts issued prior to December 25, 1982, Variable Account Purchase Payments may be allocated only to Sub-Accounts which consist of shares of the four Mutual Funds listed below. Each of the underlying Mutual Fund options listed below is a series of shares of Nationwide Investing Foundation and receives investment advice from Nationwide Financial Services, Inc.

      Nationwide(R) Bond Fund

      Investment Objective: Seeks to generate a high level of income consistent with capital preservation through investments in high quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the greater risk and higher volatility of a common stock portfolio.

      Nationwide(R) Fund

      Investment Objective: Seeks to obtain a reasonable current income on invested capital and possible growth of such income through timely investments in common stocks, convertible issues or bonds. Major emphasis in the selection of investments for this Fund is placed on securities which will provide a reasonable current return.


                                   48 of 110

      Though growth of capital considerations is secondary, an effort is made to select those securities which, while paying a reasonable current return, also hold some promise of long-term growth as well as possibilities of growth of income.

      Nationwide(R) Growth Fund

      Investment Objective: Seeks to achieve reasonable growth of capital through selective participation in the long-term progress of business without emphasis on current return on invested capital. Major emphasis in the selection of securities for this Fund is placed on strong companies which have capable management, and are in fields where social and economic trends, technical developments and new processes or products indicate greater than average growth.

      Nationwide(R) Money Market Fund

      Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.


                                   49 of 110

                     STATEMENT OF ADDITIONAL INFORMATION

                              DECEMBER 31, 1996

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

      This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1996. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                   PAGE
General Information and History......................................1
Services.............................................................1
Purchase of Securities Being Offered.................................1
Underwriters.........................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts.........2
Annuity Payments.....................................................2
Financial Statements.................................................3

GENERAL INFORMATION AND HISTORY

      The Nationwide Variable Account ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

      The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

      The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Fund options. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

      The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

      The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

      The Contract Owner may, on written request, transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company reserves the right to restrict transfers from the Variable Account to 25% of Contract Value in any 12 month period. Such transfers must be made prior to the earlier of the Annuitization Date or the death of the Designated Annuitant. However, no such transfers will be permitted prior to the first Contract Anniversary, or within 12 months of any prior transfer. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing, and will be declared upon the expiration date of the then current interest rate guarantee period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the


                                   50 of 110

Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

UNDERWRITERS

      The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1995, 1994 and 1993 no underwriting commissions were paid by the Company to NAS.

CALCULATION OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

      Current yield quotations of the Nationwide Money Market Fund are based on a seven calendar day historical yield, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain a base period return and multiplying the base period return by 365/7 (366/7 in a leap year). The resulting yield figure is carried to at least the nearest hundredth of one percent. For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share and any such additional shares. The Fund's effective yield represents a compounding on an annualized basis of the current yield quotations of the Fund.

      The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.

      Although the Fund determines its yield on the basis of a seven calendar day period, it may use a different time span on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the Fund prospectus.

      There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market Funds may not be comparable if a different base period or another method of calculation is used.

ANNUITY PAYMENTS

      See "Frequency and Amount of Annuity Payments" located in the prospectus.


                                   51 of 110

-------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Contract Owners of
   Nationwide Variable Account
   Nationwide Life Insurance Company:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio
February 6, 1996



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1995

ASSETS:

Investments at market value:
  Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester Fund
  Institutional Class (DeHyBd)
    128,274 shares (cost $830,095)..........................................  $   799,146

Dreyfus A Bonds Plus, Inc. (DryABds)
    38,435 shares (cost $543,964)...........................................      573,452

Dreyfus S&P 500 Index Fund (Dry500Ix)
    25,439 shares (cost $441,378)...........................................      483,346

The Dreyfus Third Century Fund, Inc. (Dry3dCen)
    19,137 shares (cost $145,856)...........................................      157,688

The Evergreen Total Return Fund - Class Y (EvTotRet)
    38,436 shares (cost $746,258)...........................................      765,641

Fidelity Asset Manager(TM) (FidAsMgr)
    140,095 shares (cost $2,053,447)........................................    2,220,511

Fidelity Capital & Income Fund (FidCapIn)
    155,140 shares (cost $1,319,326)........................................    1,421,081

Fidelity Equity-Income Fund (FidEqInc)
    322,227 shares (cost $10,020,804).......................................   12,222,089

Fidelity Magellan(R) Fund (FidMgln)
    105,965 shares (cost $8,110,929)........................................    9,110,906

Fidelity Puritan Fund (FidPurtn)
    255,404 shares (cost $4,071,433)........................................    4,344,424

Fidelity VIP - High Income Portfolio (FidHiInc)
    36,914 shares (cost $421,562)...........................................      444,813

Janus Twenty Fund (Jan20Fd)
    44,023 shares (cost $1,120,595).........................................    1,130,065

MFS(R) World Governments Fund - Class A (MFSWdGvt)
    110,656 shares (cost $1,301,562)........................................    1,219,428

Nationwide(R) Bond Fund (NWBdFd)
    152,673 shares (cost $1,466,716)........................................    1,493,137

Nationwide(R) Fund (NWFund)
    101,546 shares (cost $1,541,872)........................................    1,788,228

Nationwide(R) Growth Fund (NWGroFd)
    260,900 shares (cost $2,674,654)........................................    3,216,893


Nationwide(R) Money Market Fund (NWMyMkt)
    9,255,173 shares (cost $9,255,173)......................................    9,255,173

Neuberger & Berman Guardian Fund (NBGuard)
    75,897 shares (cost $1,645,853).........................................    1,747,909

Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
    97,260 shares (cost $969,786)...........................................      987,192

Neuberger & Berman Partners Fund (NBPartFd)
    49,549 shares (cost $1,069,012).........................................    1,097,025

Oppenheimer Global Fund - Class A (OppGlob)
    71,647 shares (cost $2,500,229).........................................    2,499,779

Phoenix Balanced Fund Series - Class A (PhxBalFd)
    16,103 shares (cost $257,112)...........................................      270,526

Strong Total Return Fund, Inc. (StTotRet)
    21,668 shares (cost $570,584)...........................................      614,935

Templeton Foreign Fund - Class I (TemForFd)
    83,517 shares (cost $772,935)...........................................      766,686

Twentieth Century Growth Investors (TCGroInv)
    545,125 shares (cost $11,527,624).......................................   10,569,971

Twentieth Century International Equity (TCIntlEq)
    38,477 shares (cost $288,806)...........................................      299,354

Twentieth Century Ultra Investors (TCUltra)
    125,466 shares (cost $2,834,209)........................................    3,275,919

Twentieth Century U.S. Governments Short-Term (TCUSGvt)
    463,231 shares (cost $4,415,647)........................................    4,437,748
                                                                              -----------
        Total investments...................................................   77,213,065

Accounts receivable.........................................................       13,735
                                                                              -----------
        Total assets........................................................   77,226,800

Accounts payable............................................................          424
                                                                              -----------
Contract owners' equity (note 4)............................................  $77,226,376
                                                                              ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                    1995         1994          1993
                                                                ------------  -----------   -----------
Investment activity:

    Reinvested capital gains and dividends..................    $  5,403,676    4,476,720     2,952,700
    Gain (loss) on investments:                                 ------------  -----------   -----------
        Proceeds from redemptions of mutual fund shares.....      19,494,999   19,343,653    14,007,169
        Cost of mutual fund shares sold.....................     (19,182,917) (18,215,058)  (11,941,205)
                                                                ------------  -----------   -----------
        Realized gain (loss) on investments.................         312,082    1,128,595     2,065,964
        Change in unrealized gain (loss) on investments.....       6,984,871   (5,977,389)     (991,082)
                                                                ------------  -----------   -----------
            Net gain (loss) on investments..................       7,296,953   (4,848,794)    1,074,882
                                                                ------------  -----------   -----------
                Net investment activity.....................      12,700,629     (372,074)    4,027,582
                                                                ------------  -----------   -----------

Equity transactions:

    Purchase payments received from contract
        owners..............................................      21,817,759   16,078,025     5,555,624
    Redemptions.............................................     (11,831,829)  (5,989,583)   (5,484,670)
    Annuity benefits........................................         (18,792)     (19,197)      (19,218)
    Adjustments to maintain reserves........................           5,498        1,593         2,272
                                                                ------------  -----------   -----------
                Net equity transactions.....................       9,972,636   10,070,838        54,008
                                                                ------------  -----------   -----------

Expenses (note 2):

    Contract charges........................................        (898,746)    (735,120)     (641,707)
    Contingent deferred sales charges.......................         (43,999)     (50,816)      (70,164)
                                                                ------------  -----------   -----------
                Total expenses..............................        (942,745)    (785,936)     (711,871)
                                                                ------------  -----------   -----------

Net change in contract owners' equity.......................      21,730,520    8,912,828     3,369,719
Contract owners' equity beginning of period.................      55,495,856   46,583,028    43,213,309
                                                                ------------  -----------   -----------
Contract owners' equity end of period.......................    $ 77,226,376   55,495,856    46,583,028
                                                                ============  ===========   ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1995, 1994 AND 1993

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

       The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contracts is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.


   (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:


          Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester Fund
            Institutional Class (DeHyBd)

          Dreyfus A Bonds Plus, Inc. (DryABds)

          Dreyfus S&P 500 Index Fund (Dry500Ix) (formerly Peoples Index Fund(R),
            Inc. (PeoIxFd))

          The Dreyfus Third Century Fund, Inc. (Dry3dCen)

          The Evergreen Total Return Fund - Class Y (EvTotRet)

          Fidelity Advisor Equity-Income Fund - Class A (FAEqInc)

          Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOpp)

          Fidelity Advisor High Yield Fund - Class A (FAHiYld)

          Fidelity Advisor Income & Growth Fund - Class A (FAIncGr)

          Fidelity Asset Manager(TM) (FidAsMgr)

          Fidelity Capital & Income Fund (FidCapIn)
              (not available for additional purchase payments or exchanges after May 1, 1991)

          Fidelity Equity-Income Fund (FidEqInc)

          Fidelity Magellan(R) Fund (FidMgln)

          Fidelity Puritan Fund (FidPurtn)

          Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity
            VIP); Fidelity VIP - High Income Portfolio (FidHiInc) (not available for additional purchase payments or exchanges after December 1, 1993)

          Janus Fund (JanFund)

          Janus Twenty Fund (Jan20Fd)

          MFS(R) World Governments Fund - Class A (MFSWdGvt)

          Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) U.S. Government Income Fund (NWUSGvt)
            (managed for a fee by an affiliated investment advisor)

          Neuberger & Berman Guardian Fund (NBGuard)

          Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

          Neuberger & Berman Partners Fund (NBPartFd)

          Oppenheimer Global Fund - Class A (OppGlob)

          Phoenix Balanced Fund Series - Class A (PhxBalFd)

          Strong Total Return Fund, Inc. (StTotRet)

          Templeton Foreign Fund - Class I (TemForFd)

          Twentieth Century Growth Investors (TCGroInv)

          Twentieth Century International Equity (TCIntlEq)

          Twentieth Century Ultra Investors (TCUltra)

          Twentieth Century U.S. Governments Short-Term (TCUSGvt)

          Warburg Pincus Emerging Growth - Common Shares (WPEmGro)

     At December 31, 1995, contract owners have invested in all of the above funds, except the Fidelity Advisor Equity-Income Fund - Class A, the Fidelity Advisor Growth Opportunities Fund - Class A, the Fidelity Advisor High Yield Fund - Class A, the Fidelity Advisor Income & Growth Fund - Class A, the Janus Fund, the Nationwide(R) U.S. Government Income Fund, and the Warburg Pincus Emerging Growth - Common Shares.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c) Security Valuation, Transactions and Related Investment Income

    The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)     EXPENSES

        The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

        The following administrative charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)    SCHEDULE I

       Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

          -   Beginning unit value - Jan. 1

          -   Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

          -   Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          -   Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

          -   Ending unit value - Dec. 31

          -   Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1995, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                        Units       Unit Value
                                                              -------      ----------
Contracts in accumulation phase:
    Delaware Group Delchester High-Yield
    Bond Fund, Inc. - Delchester Fund
    Institutional Class:
        Tax qualified......................................    65,214      $12.257125   $   799,336
    Dreyfus A Bonds Plus, Inc.:
        Tax qualified......................................    53,005       10.819193       573,471
    Dreyfus S&P 500 Index Fund:
        Tax qualified......................................    33,323       14.505515       483,367
    The Dreyfus Third Century Fund, Inc.:
        Tax qualified......................................    12,292       12.829548       157,701
    The Evergreen Total Return Fund - Class Y:
        Tax qualified......................................    60,789       12.594984       765,636
    Fidelity Asset Manager(TM):
        Tax qualified......................................   198,546       11.183603     2,220,460
    Fidelity Capital & Income Fund:
        Tax qualified......................................    37,608       37.550944     1,412,216
    Fidelity Equity-Income Fund:
        Tax qualified......................................   263,736       46.285491    12,207,150
    Fidelity Magellan(R) Fund:
        Tax qualified......................................   563,859       16.158074     9,110,875
    Fidelity Puritan Fund:
        Tax qualified......................................   301,466       14.410892     4,344,394
    Fidelity VIP - High Income Portfolio:
        Tax qualified......................................    22,970       19.364421       444,801
    Janus Twenty Fund:
        Tax qualified......................................    96,594       11.699046     1,130,058
    MFS(R) World Governments Fund - Class A:
        Tax qualified......................................    34,015       35.454983     1,206,001
    Nationwide(R) Bond Fund:
        Tax qualified......................................    38,843       37.782872     1,467,600
        Non-tax qualified..................................       622       37.620900        23,400
    Nationwide(R) Fund:
        Tax qualified......................................    30,473       57.857937     1,763,105
        Non-tax qualified..................................       258       60.264917        15,548
    Nationwide(R) Growth Fund:
        Tax qualified......................................    48,841       65.471148     3,197,676
        Non-tax qualified..................................       120       69.129314         8,296
    Nationwide(R) Money Market Fund:
        Tax qualified - Pre 12/25/82.......................    49,996       23.797066     1,189,758
        Tax qualified......................................   424,693       18.898613     8,026,109
        Non-tax qualified..................................     1,323       23.947460        31,682
    Neuberger & Berman Guardian Fund:
        Tax qualified......................................   139,046       12.571028     1,747,951
    Neuberger & Berman Limited Maturity Bond Fund:
        Tax qualified......................................    91,976       10.735070       987,369
    Neuberger & Berman Partners Fund:
        Tax qualified......................................    73,504       14.924653     1,097,022
    Oppenheimer Global Fund - Class A:
        Tax qualified......................................   160,871       15.538850     2,499,750
    Phoenix Balanced Fund Series - Class A:
        Tax qualified......................................    23,786       11.373217       270,523
    Strong Total Return Fund, Inc.:
        Tax qualified......................................    41,291       14.893186       614,955
    Templeton Foreign Fund - Class I:
        Tax qualified......................................    69,083       11.097523       766,650
    Twentieth Century Growth Investors:
        Tax qualified......................................   231,124       45.274141    10,463,941
    Twentieth Century International Equity:
        Tax qualified......................................    25,477       11.748911       299,327
    Twentieth Century Ultra Investors:
        Tax qualified......................................   266,570       12.289075     3,275,899
    Twentieth Century U.S. Governments Short-Term:
        Tax qualified......................................   216,620       20.449954     4,429,869
                                                              =======      ==========
    Reserves for annuity contracts in payout phase:
        Tax qualified......................................                                 194,480
                                                                                        -----------
                                                                                        $77,226,376
                                                                                        ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I
                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                    DeHyBd      DryABds     Dry500Ix     Dry3dCen    EvTotRet     FidAsMgr    FidCapIn    FidEqInc
                                    ------      -------     --------     --------    --------     --------    --------    --------
1995***
  Beginning unit value - Jan. 1   $10.867271    9.110600    10.749166    9.570659    10.301799    9.589367    32.589111   35.576037
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
     and dividends                  1.215468     .658102      .397253     .897413      .668749     .319835     3.427571    2.721500
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             .327407    1.181188     3.524795    2.507797     1.773798    1.408821     2.006467    8.520244
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.153021)   (.130697)    (.165699)   (.146321)    (.149362)  (.134420)    (.472205)   (.532290)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $12.257125   10.819193    14.505515   12.829548    12.594984   11.183603    37.550944   46.285491
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    13%         19%          35%         34%          22%         17%          15%         30%
===================================================================================================================================

1994
  Beginning unit value - Jan. 1   $11.511092   10.000000    10.819026   10.477293    11.153183   10.415849    34.612981   35.955883
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   1.272604     .673864     1.169814    1.340681      .771284     .386944     2.899199    3.474735
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)           (1.770117)  (1.452714)   (1.099729)  (2.117415)   (1.484673)  (1.082752)   (4.479225)  (3.384084)
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.146308)  ( .110550)    (.139945)   (.129900)    (.137995)   (.130674)    (.443844)   (.470497)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $10.867271    9.110600    10.749166    9.570659    10.301799    9.589367    32.589111   35.576037
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   (6)%        (9)%(b)      (1)%        (9)%         (8)%        (8)%         (6)%        (1)%
===================================================================================================================================

1993
  Beginning unit value - Jan. 1   $10.000000        **      10.000000   10.000000    10.000000   10.000000    28.076548   30.029661
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
     and dividends                  1.182306                  .620996     .763556     1.208371     .409348     2.810534    1.323037
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             .471495                  .332942    (.155922)     .084471     .034341     4.147502    5.040278
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.142709)                (.134912)   (.130341)    (.139659)   (.027840)    (.421603)   (.437093)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $11.511092                10.819026   10.477293    11.153183   10.415849    34.612981   35.955883
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    15%(b)                    8%(b)       5%(b)       12%(b)       4%(b)       23%         20%
===================================================================================================================================

  *An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b)  This investment option was not utilized for the entire year indicated.

 **This investment option was not available or was not utilized.

***No other investment options were being utilized.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                     FidMgln     FidPurtn    FidHiInc    Jan20Fd     MFSWdGvt     NWBdFd      NWFund
                                   ----------   ---------   ---------   ---------    ---------   ---------   ---------
1995**
  Beginning unit value - Jan. 1    $11.964387   12.020413   16.267014    8.701036    31.104159   30.832258   45.095466
----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .938243     .761762    1.177771    1.991385     4.432437    2.340919    3.894595
----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             3.445891    1.800691    2.155057    1.142737      .359301    5.062302    9.527720
----------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.190447)   (.171974)   (.235421)   (.136112)    (.440914)   (.452607)   (.659844)
----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $16.158074   14.410892   19.364421   11.699046    35.454983   37.782872   57.857937
----------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                     35%         20%         19%         34%          14%         23%         28%
======================================================================================================================

1994
  Beginning unit value - Jan. 1    $12.346838   11.972512   16.739460    9.451097    33.728667   33.991130   45.422888
----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .480494     .964375    1.533862     .025710     1.658769    2.317590    4.420863
----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             (.704119)   (.757623)  (1.790091)   (.657508)   (3.874555)  (5.061696)  (4.160340)
----------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.158826)   (.158851)   (.216217)   (.118263)    (.408722)   (.414766)   (.587945)
----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $11.964387   12.020413   16.267014    8.701036    31.104159   30.832258   45.095466
----------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    (3)%          0%        (3)%        (8)%         (8)%        (9)%        (1)%
======================================================================================================================

1993
  Beginning unit value - Jan. 1    $10.000000   10.000000   14.073333   10.000000    28.864451   31.104546   43.104048
----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                    1.173742    1.451507    1.157225     .264912     3.190912    2.458273    3.251045
----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             1.321301     .666192    1.712047    (.787472)    2.083311     .864801    (.371871)
----------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.148205)   (.145187)   (.203145)   (.026343)    (.410007)   (.436490)   (.560334)
----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $12.346838   11.972512   16.739460    9.451097    33.728667   33.991130   45.422888
----------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                     23%(b)      20%(b)      19%        (5)%(b)       17%          9%          5%
======================================================================================================================

 *An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not utilized for the entire year indicated.

**No other investment options were being utilized.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993



                                                   NWMyMkt
                                      NWGroFd    Pre 12/25/82   NWMyMkt     NBGuard     NBLtdMat    NBPartFd    OppGlob
                                    ---------    ------------  ---------   ---------   ---------    ---------   ---------
1995***
  Beginning unit value - Jan. 1     $51.535806     22.850271   18.146709    9.640402    9.833352    11.183371   13.503390
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     6.923629      1.251864     .994176     .546753     .635595     1.728556     .955752
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              7.791689       .000000     .000000    2.533695     .401069     2.184589    1.269343
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                    (.779976)     (.305069)   (.242272)   (.149822)   (.134946)    (.171863)   (.189635)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $65.471148     23.797066   18.898613   12.571028   10.735070    14.924653   15.538850
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                      27%           4%          4%          30%          9%          33%         15%
=========================================================================================================================

1994
  Beginning unit value - Jan. 1     $51.458079     22.315407   17.721943   10.000000    9.995028    11.548721   14.119303
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     1.956402       .829315     .658609     .249418     .555641      .945341    1.418589
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             (1.208860)      .000000     .000000    (.492915)   (.588488)   (1.162325)  (1.850696)
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                    (.669815)     (.294451)   (.233843)   (.116101)   (.128829)    (.148366)   (.183806)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $51.535806     22.850271   18.146709    9.640402    9.833352    11.183371   13.503390
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                       0%           2%          2%         (4)%(b)     (2)%         (3)%        (4)%
=========================================================================================================================

1993
  Beginning unit value - Jan. 1     $46.832151     22.042019   17.504831         **    10.000000    10.000000   10.000000
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     1.830294       .563931     .447841                 .190065     1.163476    1.251857
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              3.434588       .000000     .000000                (.162079)     .524641    3.014957
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                    (.638954)     (.290543)   (.230729)               (.032958)    (.139396)   (.147511)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $51.458079     22.315407   17.721943                9.995028    11.548721   14.119303
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                      10%           1%          1%                       0%(b)       15%(b)      41%(b)
=========================================================================================================================

  * An annualized rate of return cannot be determined as:

       (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

       (b) This investment option was not utilized for the entire year indicated.

 ** This investment option was not available or was not utilized.

*** No other investment options were being utilized.

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                     PhxBalFd      StTotRet    TemForFd    TCGroInv    TCIntlEq    TCUltra      TCUSGvt
                                   ----------     ---------   ---------    ---------   ---------   ---------    ---------
1995***
  Beginning unit value - Jan. 1    $ 9.338434     11.881033   10.000000    38.113717   10.000000    9.043121    18.748399
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .913359       .793239     .700873     6.277505     .010869     .581551     1.086234
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             1.255938      2.394151     .523675     1.457594    1.867440    2.805900      .873119
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.134514)     (.175237)   (.127025)    (.574675)   (.129398)   (.141497)    (.257798)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $11.373217     14.893186   11.097523    45.274141   11.748911   12.289075    20.449954
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                     22%           25%         11%(b)      19%         17%(b)      36%           9%
=========================================================================================================================

1994
  Beginning unit value - Jan. 1    $10.000000     12.205201         **     39.197771        **      9.505758    19.087872
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .295350       .172665                 5.656730                 .283163      .888205
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             (.843207)     (.340340)               (6.232359)               (.626504)    (.981660)
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.113709)     (.156493)                (.508425)               (.119296)    (.246018)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $9.338434     11.881033                38.113717                9.043121    18.748399
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    (7)%(b)       (3)%                    (3)%                    (5)%         (2)%
=========================================================================================================================

1993
  Beginning unit value - Jan. 1           **     $10.000000         **     38.275689         **    10.000000    18.563845
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                   .191064                 4.379740                 .000000      .652799
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                           2.158921                (2.963789)               (.468221)     .119394
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                                 (.144784)                (.493869)               (.026021)    (.248166)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                    $12.205201                39.197771                9.505758    19.087872
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                   22%(b)                   2%                    (5)%(b)        3%
=========================================================================================================================

   * An annualized rate of return cannot be determined as:

       (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

       (b) This investment option was not utilized for the entire year indicated.

 **  This investment option was not available or was not utilized.

***  No other investment options were being utilized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                          NATIONWIDE VARIABLE ACCOUNT

                               NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                NWBdFd          NWFund       NWGroFd      NWMyMkt
                                              ----------      ---------     ---------    ---------
1995
  Beginning unit value - Jan. 1               $30.700082      46.971513     54.415339    22.994681
--------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends        2.330893       4.056617      7.310483     1.259777
--------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                        5.040599       9.924079      8.227039      .000000
--------------------------------------------------------------------------------------------------
  Contract charges                              (.450674)      (.687292)     (.823547)    (.306998)
--------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $37.620900      60.264917     69.129314    23.947460
--------------------------------------------------------------------------------------------------
  Percentage increase (decrease) in
      unit value*                                  23%            28%           27%          4%
==================================================================================================

1994
  Beginning unit value - Jan. 1               $33.845410      47.312558     54.333269    22.456439
--------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends        2.307668       4.604779      2.065716      .834547
--------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                       (5.040000)     (4.333421)    (1.276404)     .000000
--------------------------------------------------------------------------------------------------
  Contract charges                              (.412996)      (.612403)     (.707242)    (.296305)
--------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $30.700082      46.971513     54.415339    22.994681
--------------------------------------------------------------------------------------------------
  Percentage increase (decrease) in
      unit value*                                 (9)%           (1)%            0%          2%
==================================================================================================

1993
  Beginning unit value - Jan. 1               $30.971200      44.897247     49.448867    22.181323
--------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends        2.447737       3.386294      1.932560      .567483
--------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .861084       (.387333)     3.626496      .000000
--------------------------------------------------------------------------------------------------
  Contract charges                              (.434611)      (.583650)     (.674654)    (.292367)
--------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $33.845410      47.312558     54.333269    22.456439
--------------------------------------------------------------------------------------------------
  Percentage increase (decrease) in
      unit value*                                   9%             5%           10%          1%
==================================================================================================

*An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See note 3.
-------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                                                                      Schedule I
                                                                     -----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       Summary of Investments - Other Than Investments in Related Parties
                               December 31, 1995
                                (000's omitted)

                                                                     ----------------- ---------------  ------------------
                                                                         Column B         Column C           Column D
                                                                     ----------------- ---------------  ---------------
                                                                                                         Amount at which
                                                                                                           shown in the
                                                                                                           consolidated
                                                                           Cost         Market value      balance sheet
                                                                     ----------------- ---------------- -------------------
Fixed maturities available-for-sale:
   Bonds and notes:
      U.S. Government and government agencies and authorities          $  3,913,961         4,116,744          4,116,744
      States, municipalities and political subdivisions                       9,742            10,993             10,993
      Foreign governments                                                   162,442           172,016            172,016
      Public utilities                                                    2,053,701         2,146,000          2,146,000
      All other corporate                                                 7,298,784         7,721,624          7,721,624
                                                                     ----------------- ---------------- -------------------
          Total fixed maturities available-for-sale                      13,438,630        14,167,377         14,167,377
                                                                     ----------------- ---------------- -------------------
Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                26,037            32,474             32,474
   Non-redeemable preferred stock                                             1,325             1,244              1,244
                                                                     ----------------- ---------------- -------------------
          Total equity securities available-for-sale                         27,362            33,718             33,718
                                                                     ----------------- ---------------- -------------------

Mortgage loans on real estate                                             4,838,432                            4,786,599*
Real estate:
   Investment properties                                                    213,340                              171,739*
   Acquired in satisfaction of debt                                          82,930                               67,350*
Policy loans                                                                370,908                              370,908
Other long-term investments                                                  73,190                               67,280#
Short-term investments                                                       45,732                               45,732
                                                                     -----------------                  -------------------
          Total investments                                             $19,090,524                           19,710,703
                                                                     =================                  ===================


* Difference from Column B is primarily due to accumulated depreciation and valuation allowances due to impairments on real estate and valuation allowances due to impairments on mortgage loans on real estate. See Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

# Difference from Column B is primarily due to operating losses of investments in limited partnerships.


See accompanying independent auditors' report.

                                                                   Schedule III
                                                                   ------------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Supplementary Insurance Information
                        December 31, 1995, 1994 and 1993
                                (000's omitted)


----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred       Future policy                           Other policy
                                        policy      benefits, losses,                          claims and
             Segment                 acquisition        claims and      Unearned premiums   benefits payable      Premium
                                        costs         loss expenses            (1)                 (2)            revenue
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
1995: Long-term savings                $   668,784          14,847,449                                    455               -
      Life insurance                       416,209           2,494,344                                408,990         274,957
      Accident and health
       insurance                             9,202             858,335                                 15,264         509,658
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,094,195          18,200,128                                424,709         784,615
                                    ============== =====================                    ================== ===============

1994: Long-term savings                    663,696          13,300,015                                    240               -
      Life insurance                       387,486           2,245,375                                397,174         209,538
      Accident and health
       insurance                            12,977             776,071                                 13,414         324,524
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,064,159          16,321,461                                410,828         534,062
                                    ============== =====================                    ================== ===============

1993: Long-term savings                    506,243          11,308,024                                  1,262               -
      Life insurance                       291,683           2,047,844                                378,788         215,715
      Accident and health
       insurance                            14,018             736,387                                 14,595         312,655
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                     $   811,944          14,092,255                                394,645         528,370
                                    ============== =====================                    ================== ===============

----------------------------------- -------------- -------------------- ------------------  -----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                         Net                                Amortization           Other
                                      investment    Benefits, claims,       of deferred          operating
             Segment                    income          losses and            policy              expenses         Premiums
                                         (3)       settlement expenses   acquisition costs          (3)             written
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------

1995: Long-term savings                 $1,124,207           1,009,632             51,998             210,525
      Life insurance                       202,285             267,123             34,124              94,461
      Accident and health
       insurance                            22,725             379,532              6,922             153,984         473,513
      Corporate                            133,763                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,482,980           1,656,287             93,044             458,970
                                    ============== ==================== =================== ==================

1994: Long-term savings                    945,318             807,756             56,236             171,038
      Life insurance                       183,933             237,125             33,394              90,535
      Accident and health
       insurance                           21,020             234,882              5,114              90,829         315,688
      Corporate                            139,230                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,289,501           1,279,763             94,744             352,402
                                    ============== ==================== =================== ==================

1993: Long-term savings                    897,639             800,385             43,291             157,046
      Life insurance                       178,978             227,786             35,220              89,496
      Accident and health
       insurance                            27,108             208,735             23,623              82,854        263,117
      Corporate                            100,701                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,204,426           1,236,906            102,134             329,396
                                    ============== ==================== =================== ==================

(1)  Unearned premiums are included in Column C amounts.        (3)  Allocations of net investment income and certain general
(2)  Column E agrees to the sum of the consolidated balance          expenses are based on a number of assumptions and
     sheet captions, "Policyholders' dividend                        estimates, and reported operating results would
     accumulations" and "Other policyholder funds".                  change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                     Schedule IV
                                                                     -----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  Reinsurance
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                ------------------- ------------------ ----------------- ------------------ ---------------
1995:
Life insurance in force              $51,613,116          6,865,011            742,451        45,490,556           1.6%
                                =================== ================== ================= ================== ===============

Premiums:
   Life insurance                        281,687             12,817              6,087           274,957           2.2%
   Accident and health
     insurance                           427,943             73,131            154,846           509,658          30.4%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     709,630             85,948            160,933           784,615          20.5%
                                =================== ================== ================= ================== ===============
1994:
Life insurance in force              $46,262,595          5,289,259            819,799        41,793,135           2.0%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        209,918              7,551              7,171           209,538           3.4%
   Accident and health
     insurance                           389,573             69,095              4,046           324,524           1.2%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     599,491             76,646             11,217           534,062           2.1%
                                =================== ================== ================= ================== ===============

1993:
Life insurance in force              $39,417,116          4,352,071            180,739        35,245,784           0.5%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        218,764              6,161              3,112           215,715           1.4%
   Accident and health
     insurance                           398,289             88,506              2,872           312,655           0.9%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     617,053             94,667              5,984           528,370           1.1%
                                =================== ================== ================= ================== ===============


See accompanying independent auditors' report.

                                                                      Schedule V
                                                                      ----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       Valuation and Qualifying Accounts
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                    Column A                         Column B               Column C               Column D      Column E
------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
Description                                           period        expenses     other accounts      (1)          period
------------------------------------------------- ---------------------------------------------- ------------- -------------
1995:
Valuation allowances - fixed maturity securities       $     -         10,153               -         10,153             -
Valuation  allowances  - mortgage  loans on real
  estate                                                47,892          7,653               -          4,850        50,695
Valuation allowances - real estate                      27,330         (1,080)              -              -        26,250
Valuation allowances - other long-term
  investments                                                -            457               -              -           457


1994:
Valuation allowances - fixed maturity securities         6,680         (6,680)              -              -             -
Valuation  allowances  - mortgage loans on real
  estate                                                42,350         21,672               -         16,130        47,892
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330


1993:
Valuation allowances - fixed maturity securities         5,746            934               -              -         6,680
Valuation  allowances - mortgage loans on real
  estate                                                31,872         28,241               -         17,763        42,350
Valuation allowances - real estate                      35,471         (4,114)              -              -        31,357
Valuation allowances - other long-term
  investments                                              700           (700)              -              -             -


(1) Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS


           (a) Financial Statements:

               (1)Financial statements and schedule included              PAGE
                  in Prospectus
                  (Part A):

                  Condensed Financial Information.                         20

               (2)Financial statements and schedule included
                  in Part B:

                  Those financial statements and schedule
                  required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

           Nationwide Variable Account:
                  Independent Auditors' Report.                            52
                  Statement of Assets, Liabilities and Contract            53
                  Owners' Equity as of December 31, 1995.
                  Statements of Operations and Changes in                  55
                  Contract Owners' Equity for the years ended
                  December 31, 1995, 1994 and 1993.
                  Notes to Financial Statements.                           56
                  Schedules of Changes in Unit Value.                      60

           Nationwide Life Insurance Company:
                  Independent Auditors' Report.                            65

                  Consolidated Balance Sheets as of December               66
                  31, 1995 and 1994.

                  Consolidated Statements of Income for the                67
                  years ended December 31, 1995, 1994 and
                  1993.

                  Consolidated Statements of Shareholder's                 68
                  Equity for the years ended December 31,
                  1995, 1994 and 1993.

                  Consolidated Statements of Cash Flows for                69
                  the years ended December 31, 1995, 1994
                  and 1993.

                  Notes to Consolidated Financial Statements.              70

                  Schedule I - Summary of Investments - Other
                  Than Investments in Related Parties                      90

                  Schedule III - Supplementary Insurance
                  Information                                              91

                  Schedule IV - Reinsurance                                92
                  Schedule V - Valuation and Qualifying Accounts           93



                                   94 of 110

Item 24.   (b) Exhibits

                   (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                   (2)  Not Applicable

                   (3) Underwriting or Distribution of Contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.

                   (4) The form of the variable annuity contract - Filed previously with Post-Effective
                        Amendment No. 19 to the Registration
                        Statement and hereby incorporated by
                        reference.

                   (5)  Variable Annuity Application - Filed
                        previously with Post-Effective Amendment
                        No. 19 to the Registration Statement, and hereby incorporated by reference.

                   (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement, and hereby incorporated by reference.

                   (7)  Not Applicable

                   (8)  Not Applicable

                   (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.

                  (10)  Not Applicable

                  (11)  Not Applicable

                  (12)  Not Applicable

                  (13)  Not Applicable


                                   95 of 110

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                         WITH DEPOSITOR

 Lewis J. Alphin                              Director
 519 Bethel Church Road
 Mount Olives, NC  28365

 Keith W. Eckel                               Director
 1647 Falls Road
 Clarks Summit, PA 18411

 Willard J. Engel                             Director
 1100 East Main Street
 Marshall, MN 56258

 Fred C. Finney                               Director
 1558 West Moreland Road
 Wooster, OH 44691

 Charles L. Fuellgraf, Jr.                    Director
 600 South Washington Street
 Butler, PA  16001

 Joseph J. Gasper                       President and Chief
 One Nationwide Plaza                    Operating Officer
 Columbus, OH  43215                        and Director

 Henry S. Holloway                         Chairman of the
 1247 Stafford Road                             Board
 Darlington, MD  21034

 D. Richard McFerson                     Chairman and Chief
 One Nationwide Plaza                    Executive Officer-
 Columbus, OH  43215                    Nationwide Insurance
                                           Enterprise and
                                              Director

 David O. Miller                              Director
 115 Sprague Drive
 Hebron, Ohio  43025

 C. Ray Noecker                               Director
 2770 State Route 674 South
 Ashville, OH 43103

 James F. Patterson                           Director
 8765 Mulberry Road
 Chesterland, OH  44026


                                   96 of 110

NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                         WITH DEPOSITOR

 Arden L. Shisler                             Director
 1356 North Wenger Road
 Dalton, OH  44618

 Robert L. Stewart                            Director
 88740 Fairview Road
 Jewett, OH  43986

 Nancy C. Thomas                              Director
 10835 Georgetown Street NE
 Louisville, OH  44641

 Harold W. Weihl                              Director
 14282 King Road
 Bowling Green, OH  43402

 Gordon E. McCutchan                  Executive Vice President,
 One Nationwide Plaza                Law and Corporate Services
 Columbus, OH  43215                        and Secretary

 Robert A. Oakley                     Executive Vice President-
 One Nationwide Plaza                  Chief Financial Officer
 Columbus, Ohio  43215

 James E. Brock                        Senior Vice President -
 One Nationwide Plaza                  Life Company Operations
 Columbus, OH  43215

 W. Sidney Druen                  Senior Vice President and General
 One Nationwide Plaza              Counsel and Assistant Secretary
 Columbus, OH  43215

 Harvey S. Galloway, Jr.        Senior Vice President-Chief Actuary-
 One Nationwide Plaza                Life, Health and Annuities
 Columbus, OH  43215

 Richard A. Karas                  Senior Vice President - Sales -
 One Nationwide Plaza                    Financial Services
 Columbus, OH  43215

 Michael D. Bleiweiss                      Vice President-
 One Nationwide Plaza                   Deferred Compensation
 Columbus, OH  43215


                                   97 of 110

NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                         WITH DEPOSITOR

 Matthew S. Easley                        Vice President -
 One Nationwide Plaza               Annuity and Pension Actuarial
 Columbus, OH  43215

 Ronald L. Eppley                          Vice President-
 One Nationwide Plaza                         Pensions
 Columbus, OH  43215

 Timothy E. Murphy                         Vice President-
 One Nationwide Plaza                    Strategic Marketing
 Columbus, Ohio  43215

 R. Dennis Noice                           Vice President-
 One Nationwide Plaza              Individual Investment Products
 Columbus, OH  43215

 Joseph P. Rath                           Vice President -
 One Nationwide Plaza                 Associate General Counsel
 Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
     DEPOSITOR OR REGISTRANT.

     *    Subsidiaries for which separate financial statements are filed

     ** Subsidiaries included in the respective consolidated financial statements

     *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

     **** other subsidiaries


                                   98 of 110

                                                   NO. VOTING
                                                   SECURITIES
                                     STATE       (SEE ATTACHED
                                       OF         CHART) UNLESS
            COMPANY               ORGANIZATION     OTHERWISE              PRINCIPAL BUSINESS
                                                   INDICATED
Affiliate Agency of Ohio, Inc.        Ohio                      Life Insurance Agency
Affiliate Agency, Inc.              Delaware                    Life Insurance Agency
Allnations, Inc.                      Ohio                      Promotes cooperative insurance
                                                                corporations worldwide
American Marine Underwriters,       Florida                     Underwriting Manager
Inc.
Auto Direkt Insurance Company       Germany                     Insurance Company
The Beak and Wire Corporation         Ohio                      Radio Tower Joint Venture
California Cash Management         California                   Investment Securities Agent
Company
Colonial County Mutual               Texas                      Insurance Company
insurance Company
Colonial Insurance Company of      California                   Insurance Company
California
Columbus Insurance Brokerage        Germany                     Insurance Broker
and Service GMBH
Companies Agency Insurance         California                   Insurance  Broker
Services of California
Companies Agency of Alabama,        Alabama                     Insurance Broker
Inc.
Companies Agency of Idaho, Inc.      Idaho                      Insurance Broker
Companies Agency of Illinois,       Illinois                    Acts as Collection Agent for Policies
Inc.                                                            placed through Brokers
Companies Agency of Kentucky,       Kentucky                    Insurance Broker
Inc.
Companies Agency of              Massachusetts                  Insurance Broker
Massachusetts, Inc.
Companies Agency of New York,       New York                    Insurance Broker
Inc.
Companies Agency of               Pennsylvania                  Insurance Broker
Pennsylvania, Inc.
Companies Agency of Phoenix,        Arizona                     Insurance Broker
Inc.
Companies Agency of Texas, Inc.      Texas                      Insurance Broker
Companies Agency, Inc.             Wisconsin                    Insurance Broker
Companies Annuity Agency of          Texas                      Insurance Broker
Texas, Inc.
Countrywide Services                Delaware                    Products Liability, Investigative and
Corporation                                                     Claims Management Services
Employers Insurance of Wausau      Wisconsin                    Insurance Company
A Mutual Company


                                   99 of 110

                                                       NO. VOTING
                                                       SECURITIES
                                         STATE       (SEE ATTACHED
                                           OF        CHART) UNLESS
                COMPANY               ORGANIZATION     OTHERWISE              PRINCIPAL BUSINESS
                                                       INDICATED
**  Employers Life Insurance           Wisconsin                    Life Insurance Company
    Company of Wausau
    F & B, Inc.                           Iowa                      Insurance Agency
    Farmland Mutual Insurance             Iowa                      Insurance Company
    Company
    Financial Horizons                  Alabama                     Life Insurance Agency
    Distributors Agency of
    Alabama, Inc.
    Financial Horizons                    Ohio                      Insurance Agency
    Distributors Agency of Ohio
    Financial Horizons                  Oklahoma                    Life Insurance Agency
    Distributors Agency of
    Oklahoma, Inc.
    Financial Horizons                   Texas                      Life Insurance Agency
    Distributors Agency of Texas,
    Inc.
 *  Financial Horizons Investment    Massachusetts                  Investment Company
    Trust
    Financial Horizons Securities       Oklahoma                    Broker Dealer
    Corporation
    Gates, McDonald & Company             Ohio                      Cost Control Business
    Gates, McDonald & Company of         Nevada                     Self-Insurance Administration Claims
    Nevada                                                          Examinations and Data Processing
                                                                    Services
    Gates, McDonald & Company of        New York                    Workers Compensation Claims
    New York, Inc.                                                  Administration
    Greater La Crosse Health           Wisconsin                    Writes Commercial Health and Medicare
    Plans, Inc.                                                     Supplement Insurance
    InHealth Agency, Inc.                 Ohio                      Insurance Agency
    InHealth Management Systems,          Ohio                      Develops and operates Managed Care
    Inc.                                                            Delivery System
    Insurance Intermediaries, Inc.        Ohio                      Insurance Broker and Insurance Agency
    Key Health Plan, Inc.              California                   Pre-paid health plans
    Landmark Financial Services of      New York                    Life Insurance Agency
    New York, Inc.
    Leben Direkt Insurance Company      Germany                     Life Insurance Company
    Lone Star General Agency, Inc.       Texas                      Insurance Agency
**  MRM Investments, Inc.                 Ohio                      Owns and operates a Recreational Ski
                                                                    Facility
**  National Casualty Company           Michigan                    Insurance Company
    National Casualty Company of     Great Britain                  Insurance Company
    America, Ltd.
**  National Premium and Benefit        Delaware                    Insurance Administrative Services
    Administration Company
    Nationwide Agribusiness               Iowa                      Insurance Company
    Insurance Company
    Nationwide Cash Management            Ohio                      Investment Securities Agent
    Company


                                   100 of 110

                                                       NO. VOTING
                                                       SECURITIES
                                         STATE       (SEE ATTACHED
                                           OF        CHART) UNLESS
                COMPANY               ORGANIZATION     OTHERWISE              PRINCIPAL BUSINESS
                                                       INDICATED
    Nationwide Communications, Inc.       Ohio                      Radio Broadcasting Business
    Nationwide Community Urban            Ohio                      Redevelopment of blighted areas
    Redevelopment Corporation                                       within the City of Columbus, Ohio
    Nationwide Corporation                Ohio                      Organized for the purpose of
                                                                    acquiring, holding, encumbering,
                                                                    transferring, or otherwise disposing
                                                                    of shares, bonds, and other evidences
                                                                    of indebtedness, securities, and
                                                                    contracts of other persons,
                                                                    associations, corporations, domestic
                                                                    or foreign and to form or acquire the
                                                                    control of other corporations
    Nationwide Development Company        Ohio                      Owns, leases and manages commercial
                                                                    real estate
    Nationwide Financial                Delaware                    Insurance Agency
    Institution Distributors
    Agency, Inc.
**  Nationwide Advisory Services,         Ohio                      Registered Broker-Dealer, Investment
               --------
    Inc.                                                            Manager and Administrator
    Nationwide General Insurance          Ohio                      Insurance Company
    Company
    Nationwide HMO, Inc.                  Ohio                      Health Maintenance Organization
 *  Nationwide Indemnity Company          Ohio                      Reinsurance Company
    Nationwide Insurance                  Ohio                      Membership Non-Profit Corporation
    Enterprise Foundation
    Nationwide Insurance Golf             Ohio                      Membership Non-Profit Corporation
    Charities, Inc.
    Nationwide Investing Foundation     Michigan                    Investment Company
 *  Nationwide Investing             Massachusetts                  Investment Company
    Foundation II
    Nationwide Investment Services      Oklahoma                    Registered Broker-Dealer in Deferred
    Corporation                                                     Compensation Market
    Nationwide Investors Services,        Ohio                      Stock Transfer Agent
    Inc.
**  Nationwide Life and Annuity           Ohio                      Life Insurance Company
    Insurance Company
**  Nationwide Life Insurance             Ohio                      Life Insurance Company
    Company
    Nationwide Lloyds                    Texas                      Texas Lloyds Company
    Nationwide Mutual Fire                Ohio                      Insurance Company
    Insurance Company
    Nationwide Mutual Insurance           Ohio                      Insurance Company
    Company
    Nationwide Property and               Ohio                      Insurance Company
    Casualty Insurance Company
**  Nationwide Property                   Ohio                      Owns, leases, manages and deals in
    Management, Inc.                                                Real Property



                                   101 of 110

                                                      NO. VOTING
                                                      SECURITIES
                                        STATE       (SEE ATTACHED
                                          OF        CHART) UNLESS
               COMPANY              ORGANIZATION      OTHERWISE              PRINCIPAL BUSINESS
                                                      INDICATED
*  Nationwide Separate Account      Massachusetts                  Investment Company
   Trust
   NEA Valuebuilder Investor           Alabama                     Life Insurance Agency
   Services of Alabama, Inc.
   NEA Valuebuilder Investor           Arizona                     Life Insurance Agency
   Services of Arizona, Inc.
   NEA Valuebuilder Investor        Massachusetts                  Life Insurance Agency
   Services of Massachusetts, Inc.
   NEA Valuebuilder Investor           Montana                     Life Insurance Agency
   Services of Montana, Inc.
   NEA Valuebuilder Investor            Nevada                     Life Insurance Agency
   Services of Nevada, Inc.
   NEA Valuebuilder Investor             Ohio                      Life Insurance Agency
   Services of Ohio, Inc.
   NEA Valuebuilder Investor           Oklahoma                    Life Insurance Agency
   Services of Oklahoma, Inc.
   NEA Valuebuilder Investor            Texas                      Life Insurance Agency
   Services of Texas, Inc.
   NEA Valuebuilder Investor           Wyoming                     Life Insurance Agency
   Services of Wyoming
   NEA Valuebuilder Investor           Delaware                    Life Insurance Agency
   Services, Inc.
   NEA Valuebuilder Services        Massachusetts                  Life Insurance Agency
   Insurance Agency, Inc.
   Neckura General Insurance           Germany                     Insurance Company
   Company
   Neckura Holding Company             Germany                     Administrative Service for Neckura
                                                                   Insurance Group
   Neckura Insurance Company           Germany                     Insurance Company
   Neckura Life Insurance Company      Germany                     Life Insurance Company
   NWE, Inc.                             Ohio                      Special Investments
   PEBSCO of Massachusetts          Massachusetts                  Markets and Administers Deferred
   Insurance Agency, Inc.                                          Compensation Plans for Public
                                                                   Employees
   PEBSCO of Texas, Inc.                Texas                      Markets and Administers Deferred
                                                                   Compensation Plans for Public
                                                                   Employees
   Pension Associates of Wausau,      Wisconsin                    Pension plan administration, record
   Inc.                                                            keeping and consulting and
                                                                   compensation consulting
   Public Employees Benefit            Delaware                    Marketing and Administration of
   Services corporation                                            Deferred Employee Compensation Plans
                                                                   for Public Employees
   Public Employees Benefit            Alabama                     Markets and Administers Deferred
   Services Corporation of Alabama                                 Compensation Plans for Public
                                                                   Employees


                                   102 of 110

                                                       NO. VOTING
                                                       SECURITIES
                                         STATE       (SEE ATTACHED
                                           OF        CHART) UNLESS
                COMPANY              ORGANIZATION      OTHERWISE              PRINCIPAL BUSINESS
                                                       INDICATED
    Public Employees Benefit            Arkansas                    Markets and Administers Deferred
    Services Corporation of                                         Compensation Plans for Public
    Arkansas                                                        Employees
    Public Employees Benefit            Montana                     Markets and Administers Deferred
    Services Corporation of Montana                                 Compensation Plans for Public
                                                                    Employees
    Public Employees Benefit           New Mexico                   Markets and Administers Deferred
    Services Corporation of New                                     Compensation Plans for Public
    Mexico                                                          Employees
    Scottsdale Indemnity Company          Ohio                      Insurance Company
    Scottsdale Insurance Company          Ohio                      Insurance Company
    SVM Sales GmbH, Neckura             Germany                     Sales support for Neckura Insurance
    Insurance Group                                                 Group
    Wausau Business Insurance           Illinois                    Insurance Company
    Company
    Wausau General Insurance            Illinois                    Insurance Company
    Company
    Wausau Insurance Company         United Kingdom                 Insurance and Reinsurance Company
    (U.K.) Limited
    Wausau International               California                   Special Risks, Excess and Surplus
    Underwriters                                                    Lines Insurance Underwriting Manager
**  Wausau Preferred Health            Wisconsin                    Insurance and Reinsurance Company
    Insurance Company
    Wausau Service Corporation         Wisconsin                    Holding Company
    Wausau Underwriters Insurance      Wisconsin                    Insurance Company
    Company
**  West Coast Life Insurance          California                   Life Insurance Company
    Company


                                   103 of 110

                                                      NO. VOTING SECURITIES
                                                      (SEE ATTACHED CHART)
                                        STATE           UNLESS OTHERWISE
                                   OF ORGANIZATION          INDICATED
               COMPANY                                                            PRINCIPAL BUSINESS
*  MFS Variable Account                  Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  NACo Variable Account                 Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide DC Variable                Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide DCVA-II                    Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide Life Separate              Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
   Account No. 1                                    Account
*  Nationwide Multi-Flex Variable        Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
   Account                                          Account
*  Nationwide VA Separate                Ohio       Nationwide Life and       Issuer of Annuity Contracts
   Account-A                                        Annuity Separate Account
*  Nationwide VA Separate                Ohio       Nationwide Life and       Issuer of Annuity Contracts
   Account-B                                        Annuity Separate Account
   Nationwide VA Separate                Ohio       Nationwide Life and       Issuer of Annuity Contracts
   Account-C                                        Annuity Separate Account
*  Nationwide VA Separate                Ohio       Nationwide Life and       Issuer of Annuity Contracts
   Account-Q                                        Annuity Separate Account
*  Nationwide Variable Account           Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide Variable Account-II        Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide Variable Account-3         Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide Variable Account-4         Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide Variable Account-5         Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide Fidelity Advisor           Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
   Variable Account                                 Account
*  Nationwide Variable Account-6         Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide Variable Account-8         Ohio       Nationwide Life Separate  Issuer of Annuity Contracts
                                                    Account
*  Nationwide VL Separate                Ohio       Nationwide Life and       Issuer of Life Insurance
   Account-A                                        Annuity Separate Account  Contracts
*  Nationwide VL Separate Account-B      Ohio       Nationwide Life and       Issuer of Life Insurance
                                                    Annuity Separate Account  Contracts
*  Nationwide VLI Separate Account       Ohio       Nationwide Life Separate  Issuer of Life Insurance
                                                    Account                   Contracts
*  Nationwide VLI Separate               Ohio       Nationwide Life Separate  Issuer of Life Insurance
   Account-2                                        Account                   Contracts
*  Nationwide VLI Separate               Ohio       Nationwide Life Separate  Issuer of Life Insurance
   Account-3                                        Account                   Contracts



                                   104 of 110

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                      (EMPLOYERS)                                               |_________________________________
|                         Contribution Note          Cost                                        |_________________________________
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________       _____________________       __________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |     |                     |     |                  |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |     |                     |     |                  |
   |                               |    |                                |     |  NATIONWIDE  LLOYDS |     |    COMPANIES     |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |     |                     |     |                  |
   |  -------------   Shares       |    |   -------------   Shares       |_____|                     |_____|    AGENCY OF     |
   |                               |    |                                |_____|                     |_____|                  |
   |                  Cost         |    |                   Cost         |     |                     |     |    TEXAS, INC.   |
   |                  ----         |    |                   ----         |     |    A TEXAS LLOYDS   |     |                  |
   |  Employers--                  |    |   Employers--                  |     |                     |     |                  |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |     |                     |     |                  |
   |_______________________________|    |________________________________|     |_____________________|     |__________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  10,900,000   |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $21,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $44,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |











                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF PHOENIX, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |       UNDERWRITERS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |                              |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|



                                   105 of 110

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           |                                 |
                                                                                           |       NATIONWIDE INSURANCE      |
                                                                                           |      ENTERPRISE FOUNDATION      |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|

    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
___|           NATIONWIDE MUTUAL             |_____________________________________________|     NATIONWIDE MUTUAL     |
___|           INSURANCE COMPANY             |_____________________________________________|  FIRE INSURANCE COMPANY   |
   |              (CASUALTY)                 |                                             |          (FIRE)           |
   |_________________________________________|                                             |___________________________|
                  |                 ||  |________________________________________________________________        |
                  |                 ||  |                                                                |       |
    ______________|_______________  ||  |    _____________________________                  _____________|_______|______________
   |                              | ||  |   |                             |                |                                    |
   |      ALLNATIONS, INC.        | ||  |   |      NATIONWIDE GENERAL     |                |            NATIONWIDE              |
   |                              | ||  |   |      INSURANCE COMPANY      |                |            CORPORATION             |
   | Common Stock:  2,936         | ||  |   |                             |                |                                    |
   | -------------  Shares        | ||  |   | Common Stock: 20,000 Shares |                | Common Stock:           Control    |
   |                   Cost       | ||  |___| -------------               |                | -------------           -------    |
   |                   ----       | ||  |   |                             |                | $13,642,432             100%       |
   | Casualty-26%     $88,320     | ||  |   |                Cost         |                |                                    |
   | Fire-26%         $88,463     | ||  |   |                ----         |                |          Shares      Cost          |
   | Preferred Stock: 1,466 Shares| ||  |   | Casualty-100%    $5,944,422 |                |          -----       ----          |
   | ----------------             | ||  |   |_____________________________|                |  Casualty  12,992,922 $751,352,485 |
   |                  Cost        | ||  |                                                  |  Fire         649,510   24,007,936 |
   |                  ----        | ||  |                                                  |                                    |
   | Casualty-6.8%    $100,000    | ||  |                                                  |           (See Page 2)             |
   | Fire-6.8%        $100,000    | ||  |                                                  |____________________________________|
   |______________________________| ||  |
                                    ||  |
    _________________________       ||  |    _____________________________
   |                         |      ||  |   |                             |
   |      FARMLAND MUTUAL    |      ||  |   |     NATIONWIDE PROPERTY     |
   |     INSURANCE COMPANY   |      ||  |   |        AND CASUALTY         |
   |                         |      ||  |   |      INSURANCE COMPANY      |
   | Guaranty Fund           |______||  |   |                             |
   | -------------           |_______|  |   | Common Stock: 60,000 Shares |
   | Certificate             |          |   | -------------               |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |                             |
                   |                    |   |      COLONIAL INSURANCE     |
    _______________|___________         |   |    COMPANY OF CALIFORNIA    |
   |          F & B, INC.      |        |   |         (COLONIAL)          |
   |                           |        |   |                             |
   | Common Stock:    1 Share  |        |___| Common Stock: 1,750 Shares  |
   | -------------             |        |   | -------------               |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |                             |      |                          |
       |                            |   |   |         SCOTTSDALE          |      |    NATIONAL PREMIUM &    |
       |   NATIONWIDE AGRIBUSINESS  |   |   |     INSURANCE COMPANY       |      |  BENEFIT ADMINISTRATION  |
       |     INSURANCE COMPANY      |   |   |                             |      |         COMPANY          |
       |                            |   |   | Common Stock: 30,136 Shares |      |                          |
       | Common Stock:  1,000,000   |___|___| -------------               |______| Common Stock: 10,000     |
       | -------------  Shares      |   |   |                             |      | ------------  Shares     |
       |                            |   |   |                Cost         |      |                          |
       |                            |   |   |                ----         |      |                   Cost   |
       |                            |   |   | Casualty-100%  $150,000,000 |      |                   ----   |
       | Casualty-99.9% $26,714,335 |   |   |_____________________________|      | Scottsdale-100%  $10,000 |
       |                            |   |                                        |__________________________|
       | Other Capital:             |   |
       | --------------             |   |
       | Casualty-Ptd.  $   713,567 |   |
       |____________________________|   |
                                        |




















                                        |
                                        |
                                        |
                                        |    _____________________________                       ______________________________
                                        |   |      NECKURA HOLDING        |                     |           NECKURA            |
                                        |   |     COMPANY (NECKURA)       |                     |      INSURANCE COMPANY       |
                                        |   |                             |                     |                              |
                                        |   | Common Stock: 10,000 Shares |                     | Common Stock: 6,000 Shares   |
                                        |___| -------------               |_____________________| -------------                |
                                        |   |                             |               |     |                              |
                                        |   |                 Cost        |               |     |               Cost           |
                                        |   |                 ---         |               |     |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |     | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |     |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |      INSURANCE COMPANY      |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS INSURANCE     |
                                        |                                                 |     |    BROKERAGE AND SERVICE    |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIREKT          |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |    DEVELOPMENT COMPANY      |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |


















                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |      INDEMNITY COMPANY      |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |     INDEMNITY COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |______| Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |      |                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty-100%  $5,000,000   |      | Colonial $500,000        |
                                        |   |_____________________________|      | Lone Star 150,000        |
                                        |                                        |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |        CORPORATION          |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |      NATIONWIDE CASH        |
                                        |   |    MANAGEMENT COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |       CALIFORNIA CASH       |
                                        |   |     MANAGEMENT COMPANY      |
                                        |   |                             |
                                        |   | Common Stock:  90 Shares    |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $9,000       |
                                        |   |_____________________________|
                                        |












                                        |
                                        |    _____________________________       __________________________
                                        |   |          NATIONWIDE         |     |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS, INC.    |     |     WIRE CORPORATION     |
                                        |   |                             |     |                          |
                                        |   | Common Stock: 14,750 Shares |     | Common Stock: 750 Shares |
                                        |___| -------------               |_____| -------------            |
                                            |                             |     |                          |
                                            |                Cost         |     |           Cost           |
                                            |                ----         |     |           ----           |
                                            | Casualty-100%  $11,510,000  |     | NW Comm-  $531,000       |
                                            |                             |     | 100%                     |
                                            | Other Capital:              |     |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Contractual Association  - Double Line

                                                                                                          December 31, 1995

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)
                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|_________________
                                                                                          |   NATIONWIDE LIFE INSURANCE  |
                                                                                          |      COMPANY (NW LIFE)       |
                                                                                          |Common Stock: 3,814,779 Shares|
                                                                                          | -------------                |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $950,226,915    |
                                                                                          |______________________________|
                     _________________________________________________________________________________|
        ____________|_____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE        |             |     NATIONAL CASUALTY     |      |       |      NATIONWIDE LIFE AND     |
       | FINANCIAL SERVICES, INC. |             |       COMPANY (NC)        |      |       |   ANNUITY INSURANCE COMPANY  |
       |     (NW FIN. SERV.)      |             | Common Stock: 100 Shares  |      |       |                              |
 ______|Common Stock: 7,676 Shares|             | -------------             |      |       | Common Stock: 66,000 Shares  |
 | ____|-------------             |             |                           |      |_______| -------------                |
 | |   |               Cost       |             |               Cost        |      |       | NW Life-       Cost          |
 | |   |               ----       |             |               ----        |      |       | 100%           ----          |
 | |   | NW Life-100% $5,996,261  |             | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
 | |   |__________________________|             |___________________________|      |       |______________________________|
 | |    __________________________               ___________|_______________       |        ________________________________
 | |   |         NATIONWIDE       |             |                           |      |       |        WEST COAST LIFE         |
 | |   |  INVESTOR SERVICES, INC. |             |                           |      |       |       INSURANCE COMPANY        |
 | |   |  Common Stock: 5 Shares  |             |   NCC OF AMERICA, INC.    |      |       | Common Stock:  1,000,000 Shares|
 | |___|  -------------           |             |         (INACTIVE)        |      |_______| -------------                  |
 | |   |  NW Fin. Serv.-100%      |             |                           |      |       |                                |
 | |   |                  Cost    |             |          NC-100%          |      |       |                     Cost       |
 | |   |                  ----    |             |                           |      |       |                     ----       |
 | |   |                  $5,000  |             |                           |      |       | NW Life-100%    $133,809,265   |
 | |   |__________________________|             |___________________________|      |       |________________________________|
 | |    __________________________               ______________________________    |        ____________________________
 | |   |        NATIONWIDE        |            | EMPLOYERS LIFE INSURANCE CO. |    |       |   NATIONWIDE PROPERTY     |
 | |   |        INVESTING         |            |     OF WAUSAU (ELIOW)        |    |       |    MANAGEMENT, INC.       |
 | |   |        FOUNDATION        |            |                              |    |       | Common Stock: 59 Shares   |
 | |___|                          |      ______| Common Stock: 250,000 Shares |____|_______| ------------              |
 |  ___|                          |      |     | -------------  Cost          |    |       |                 Cost      |
 | |   |                          |      |     |                ----          |    |       |                 ----      |
 | |   |                          |      |     | NW Life-100%   $155,000,000  |    |       |  NW Life-100%  $1,907,896 |
 | |   |   COMMON LAW TRUST       |      |     |______________________________|    |       |__________________________ |
 | |   |__________________________|      |                                         |                  |
 | |                                     |       _____________________________     |        __________|_______________
 | |    __________________________       |      |       WAUSAU PREFERRED      |    |       |   MRM INVESTMENTS, INC.   |
 | |   |        NATIONWIDE        |      |      |     HEALTH INSURANCE CO.    |    |       |                           |
 | |   |        INVESTING         |      |      |                             |    |       | Common Stock: 1 Share     |
 | |___|        FOUNDATION II     |      |______| Common Stock: 200 Shares    |    |       | ------------              |
 |  ___|                          |      |      | -------------               |    |       |                           |
 | |   |                          |      |      |                  Cost       |    |       |                 Cost      |
 | |   |                          |      |      |                  ----       |    |       |  Nat. Prop.     ----      |
 | |   |    COMMON LAW TRUST      |      |      |  ELIOW -- 100%  $57,413,193 |    |       |  Mgmt.-100%    $550,000   |
 | |   |__________________________|      |      |_____________________________|    |       |___________________________|
 | |                                     |                                         |
 | |                                     |       _____________________________     |       ___________________________
 | |    __________________________       |      |    KEY HEALTH PLAN, INC.    |    |      |          NWE, INC.        |
 | |   |       NATIONWIDE         |      |      |                             |    |      |                           |
 | |   |    SEPARATE ACCOUNT      |      |______| Common Stock:  1,000 Shares |    |______| Common Stock: 100 Shares  |
 | |   |          TRUST           |             | -------------               |           | ------------              |
 | |___|                          |             |                  Cost       |           |                 Cost      |
 |  ___|                          |             |                  ----       |           |                 ----      |
 | |   |    COMMON LAW TRUST      |             | ELIOW-80%        $2,700,000 |           |  NW Life-100% $35,971,375 |
 | |   |                          |             |_____________________________|           |___________________________|
 | |   |__________________________|
 | |
 | |    __________________________
 | |   |    FINANCIAL HORIZONS    |
 | |   |    INVESTMENT TRUST      |
 | |___|                          |
 |_____|                          |
       |    COMMON LAW TRUST      |
       |__________________________|

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|          INSURANCE COMPANY            |___________________________________________________________
                                |              (CASUALTY)               |
                                |_______________________________________|
                                                    |               _______________________________________________________________
                                  __________________|______________|___
                                 |  NATIONWIDE CORPORATION (NW Corp)   |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,642,432         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty   12,992,922  $751,352,485 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_________________                      _____________|_____________                 ____________|______________
       | PUBLIC EMPLOYEES BENEFIT     |                   |      GATES, McDONALD      |               |    NATIONWIDE FINANCIAL   |
       |SERVICES CORPORATION (PEBSCO) |                   |      & COMPANY (GATES)    |               |  INSTITUTION DISTRIBUTORS |
 ______| Common Stock: 236,494 Shares |                   | Common Stock: 254 Shares  |               |      AGENCY, INC. (NFIDAI)|
|  ____| -------------                |                   | -------------             |___       _____| Common Stock: 1,000 Shares|
| |    |               Cost           |                   |                           |   |     |  ___| -------------             |
| |    | NW Corp.-     ----           |                   |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $ 7,830,936    |                   |               ----        |   |     | |   | NW Corp.      ----        |
| |    |______________________________|                   | NW Corp.-     $25,683,532 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |    ___________________________
| |    |     PEBSCO SECURITIES      |                     |     OF NEW YORK, INC.     |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.            |                     | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000 Shares |                     | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | -------------              |                     |                           |   |     | |___|Common Stock: 10,000 Shares|
| |    |                  Cost      |                     |                Cost       |   |     | |   |-----------                |
| |    |                  ----      |                     |                ----       |   |     | |   |               Cost        |
| |    |     PEBSCO-100%  $25,000   |                     | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |____________________________|                     |                           |   |     | |   | NFIDAI-100%    $100       |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |
| |    |          PEBSCO OF         |                     |         OF NEVADA         |   |     | |    ___________________________
| |    |           ALABAMA          |                     |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    |Common Stock: 100,000 Shares|                     |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____|-------------               |                     |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost     |                     |   Gates-100%    Cost      |         | |___|Common Stock: 10,000 Shares|
| |    |                   ----     |                     |                 ----      |         | |   |-------------              |
| |    |  PEBSCO-100%      $1,000   |                     |                 $93,750   |         | |   |               Cost        |
| |    |____________________________|                     |___________________________|         | |   |               ----        |
| |                                                                                             | |   | NFIDAI-100%    $10,100    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ____________________________                                                            | |
| |    |         PEBSCO OF          |                                                           | |
| |    |         ARKANSAS           |                                                           | |    ___________________________
| |    | Common Stock: 50,000 Shares|                                                           | |   |    FINANCIAL HORIZONS     |
| |____| -------------              |                                                           | |   |      SECURITIES CORP.     |
| |    |                  Cost      |                           ________________________________|_|___|Common Stock: 10,000 Shares|
| |    |                  ----      |                          |  AFFILIATE AGENCY, INC.   |    | |   |-------------              |
| |    | PEBSCO-100%      $500      |                          |                           |    | |   |               Cost        |
| |    |____________________________|                          |  Common Stock: 100 Shares |    | |   |               ----        |
| |                                                            |                           |    | |   | NFIDAI-100%   $153,000    |
| |                                                            |   NFIDAI-100%   Cost      |    | |   |___________________________|
| |                                                            |                 ----      |    | |
| |     ___________________________                            |                 $100      |    | |
| |    | PEBSCO OF MASSACHUSETTS   |                           |___________________________|    | |
| |    |  INSURANCE AGENCY, INC.   |                                                            | |    ___________________________
| |____| Common Stock: 1,000 Shares|                                                            | |   |                           |
| |    | -------------             |                                                            | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                                                            | |___|        DISTRIBUTORS       |
| |    |                   ----    |                                                            |  ___|       AGENCY OF OHIO,     |
| |    | PEBSCO-100%      $1,000   |                                                            | |   |            INC.           |
| |    |___________________________|                                                            | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |












| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |         MONTANA           |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 500 Shares  |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    | -------------             |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    |                  ----     |                                                            | |
| |    | PEBSCO-100%      $500     |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |         NEW MEXICO        |                                                            | |   |                           |
| |    |                           |                                                            | |___|    FINANCIAL HORIZONS     |
| |____|Common Stock: 1,000 Shares |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    |-------------              |                                                            | |   |       OF TEXAS, INC.      |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    |                   -----   |                                                            | |
| |    | PEBSCO-100%      $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____|         AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |        TEXAS, INC.        |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)
                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|        FIRE INSURANCE COMPANY         |
                      |               (FIRE)                  |
                      |_______________________________________|
________________________________________|










____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |    NATIONWIDE HMO, INC.   |
          |  INVESTOR SERVICES, INC.  |          |     |         (NW HMO)          |
          |           (NEA)           |          |     | Common Stock: 100 Shares  |
   _______| Common Stock: 500 Shares  |          |_____| ------------              |
  |  _____| -------------             |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $14,603,732 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |    INHEALTH MANAGEMENT    |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |_____|      OF ALABAMA, INC.     |          |     | Common Stock: 100 Shares  |
  | |     | Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW HMO        ----        |
  | |     | NEA-100%      $5,000      |          |     | INC.-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         INHEALTH          |
  | |     |     INVESTOR SERVICES     |          |     |        AGENCY, INC.       |
  | |     |      OF MONTANA, INC.     |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |                |               Cost        |
  | |     |               Cost        |                | NW HMO        ----        |
  | |     |               -----       |                | INC.-99%   $116,077       |
  | |     | NEA-100%      $500        |                |___________________________|
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|       OF NEVADA, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|        OF OHIO, INC.      |
  | |     | Common Stock:  100 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-91%        $5,000     |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|      OF WYOMING, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |      NEA VALUEBUILDER     |
  | |_____|     INVESTOR SERVICES     |
  | |     |       OF TEXAS, INC.      |
  | |     |                           |
  | |     |___________________________|









  | |
  | |      ___________________________
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|






Subsidiary Companies     --  Solid Line
Contractual Association  --  Double Line

December 31, 1995

Item 27.   NUMBER OF CONTRACT OWNERS

           The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 22, 1996 was 2,866 and 30, respectively.

Item 28.   INDEMNIFICATION

           Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   PRINCIPAL UNDERWRITER


           (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                 NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

        (b)             NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS


     NAME AND BUSINESS ADDRESS                     WITH UNDERWRITER
Joseph J. Gasper                                President and Director
One Nationwide Plaza
Columbus, Ohio  43215

D. Richard McFerson                       Chairman of the Board of Directors
One Nationwide Plaza                               and Chairman and
Columbus, OH  43215                      Chief Executive Officer--Nationwide
                                          Insurance Enterprise and Director
Gordon E. McCutchan
One Nationwide Plaza                       Executive Vice President-Law and
Columbus, OH  43215                        Corporate Services and Director

Robert A. Oakley                           Executive Vice President - Chief
One Nationwide Plaza                        Financial Officer and Director
Columbus, Ohio  43215

Robert J. Woodward                         Executive Vice President - Chief
One Nationwide Plaza                       Investment Officer and Director
Columbus, Ohio 43215


                                   107 of 110

        (b)             NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS


W. Sidney Druen                           Senior Vice President and
One Nationwide Plaza                         General Counsel and
Columbus, OH  43215                          Assistant Secretary
James F. Laird, Jr.                       Vice President and General
One Nationwide Plaza                               Manager
Columbus, OH  43215
Peter J. Neckermann                             Vice President
One Nationwide Plaza
Columbus, OH  43215
Harry S. Schermer                        Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215
Rae I. Mercer                                     Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                 Treasurer
One Nationwide Plaza
Columbus, Ohio  43215


(c)  NAME OF      NET UNDERWRITING   COMPENSATION ON
     PRINCIPAL     DISCOUNTS AND      REDEMPTION OR     BROKERAGE
    UNDERWRITER    COMMISSIONS        ANNUITIZATION   COMMISSIONS   COMPENSATION
    Nationwide           N/A                 N/A              N/A          N/A
     Advisory
     Services,
       Inc.


Item 30.   LOCATION OF ACCOUNTS AND RECORDS

           Robert O. Cline
           Nationwide Life Insurance Company
           One Nationwide Plaza
           Columbus, OH  43216

Item 31.   MANAGEMENT SERVICES

           Not Applicable

Item 32.   UNDERTAKINGS

           The Registrant hereby undertakes to:

           (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

           (b) include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
           (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


           The Registrant hereby represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


           The Registrant hereby represents that any Contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28,
           1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).


                                   108 of 110

                                   PROSPECTUS


                                   MAY 1, 1996


                                   NATIONWIDE
                                VARIABLE ACCOUNT


                               INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS



                                   OFFERED BY
                                   NATIONWIDE
                             LIFE INSURANCE COMPANY


                                   109 of 110

                                   SIGNATURES


    As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of December, 1996.

                                  NATIONWIDE VARIABLE ACCOUNT
                       ---------------------------------------------------
                                        (Registrant)
                               NATIONWIDE LIFE INSURANCE COMPANY
                       ---------------------------------------------------
                                         (Depositor)



                                      By/s/JOSEPH P. RATH
                       ---------------------------------------------------
                                       Joseph P. Rath
                                     Vice President and
                                  Associate General Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 30th day of December, 1996.


           SIGNATURE                            TITLE

LEWIS J. ALPHIN                               Director
-----------------------------------
Lewis J. Alphin
                                              Director
KEITH W. ECKEL
-----------------------------------
Keith W. Eckel
                                              Director
WILLARD J. ENGEL
-----------------------------------
Willard J. Engel
                                              Director
FRED C. FINNEY
-----------------------------------
Fred C. Finney
CHARLES L. FUELLGRAF, JR.                     Director
-----------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                       President/Chief Operating
-----------------------------------      Officer and Director
Joseph J. Gasper

 HENRY S. HOLLOWAY                     Chairman of the Board and
 ----------------------------------           Director
Henry S. Holloway
                                      Chairman and Chief Executive
D. RICHARD MCFERSON                   Officer-Nationwide Insurance
-----------------------------------     Enterprise and Director
D. Richard McFerson

DAVID O. MILLER                               Director
-----------------------------------
David O. Miller

C. RAY NOECKER                                Director
-----------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                       Executive Vice President-
-----------------------------------     Chief Financial Officer
Robert A. Oakley
JAMES F. PATTERSON                            Director       By/s/JOSEPH P. RATH
-----------------------------------                          -------------------
James F. Patterson                                              Joseph P. Rath
ARDEN L. SHISLER                              Director         Attorney-in-Fact
-----------------------------------
Arden L. Shisler
                                              Director
ROBERT L. STEWART
-----------------------------------
Robert L. Stewart
                                              Director
NANCY C. THOMAS
-----------------------------------
Nancy C. Thomas
                                              Director
HAROLD W. WEIHL
-----------------------------------
Harold W. Weihl


                                   110 of 110

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director